As filed with the Securities and Exchange Commission on March 31, 1997

                                              1933 Act Registration No. 33-82568
                                              1940 Act Registration No. 811-8106

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                                                                   ---

            Pre-Effective Amendment No.  _____         [___]

            Post-Effective Amendment No. __8__         [_X_]
                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_X_]

            Amendment No.    10                       [_X_]

                        (Check appropriate box or boxes)

                        NEUBERGER & BERMAN EQUITY ASSETS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                        Neuberger & Berman Equity Assets
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
_X_   immediately upon filing pursuant to paragraph (b)
___   on ______________ pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph  (a)(1)
___   on __________  pursuant to paragraph  (a)(1)
___   75 days after filing  pursuant to  paragraph  (a)(2)
___   on  __________  to paragraph (a)(2)

      Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 as amended, and filed the notice required by such rule for its 1996 fiscal year on October 29, 1996.

      Neuberger  &  Berman  Equity  Assets  is  a  "master/feeder   fund."  This
Post-Effective Amendment No. 8 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                        NEUBERGER & BERMAN EQUITY ASSETS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 8 on Form N-1A

Cross Reference Sheet

NEUBERGER & BERMAN FOCUS ASSETS, NEUBERGER & BERMAN GENESIS ASSETS, NEUBERGER & BERMAN GUARDIAN ASSETS, NEUBERGER & BERMAN MANHATTAN ASSETS AND NEUBERGER & BERMAN PARTNERS ASSETS

      Part A -  Prospectus

      Part B -  Statement of Additional Information

      Part C -  Other Information

Signature Pages

Exhibits


      No change is intended to be made by this Post-Effective Amendment No. 8 to the prospectus or statement of additional information for Neuberger & Berman Socially Responsive Trust.

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A


                              Cross Reference Sheet

       This cross reference sheet relates to the Prospectus and Statement of Additional Information for:

                         NEUBERGER & BERMAN FOCUS ASSETS
                         -------------------------------
                        NEUBERGER & BERMAN GENESIS ASSETS
                        ---------------------------------
                       NEUBERGER & BERMAN GUARDIAN ASSETS
                       ----------------------------------
                       NEUBERGER & BERMAN MANHATTAN ASSETS
                       -----------------------------------
                       NEUBERGER & BERMAN PARTNERS ASSETS
                       ----------------------------------

      FORM N-1A ITEM NO.               CAPTION IN PART A PROSPECTUS
      ------------------               ----------------------------

Item 1.     Cover Page                 Front Cover Page

Item 2.     Synopsis                   Expense Information; Summary

Item 3.     Condensed Financial        Financial Highlights; Performance
            Information                Information

Item 4.     General Description of     Investment Programs; Description of
            Registrant                 Investments; Special Information
                                       Regarding Organization, Capitalization,
                                       and Other Matters

Item 5.     Management of the Fund     Management and Administration;
                                       Directory; Back Cover Page

Item 6.     Capital Stock and          Front Cover Page; Dividends, Other
            Other Securities           Distributions, and Taxes; Special
                                       Information Organization,
                                       Capitalization, and Other Matters

Item 7.     Purchase of Securities     Shareholder Services; Share Prices and
            Being Offered              Net Asset Value; Management and
                                       Administration

Item 8.     Redemption or              Shareholder Services; Share Prices and
            Repurchase                 Net Asset Value

Item 9.     Pending Legal              Not Applicable
            Proceedings

                                       CAPTION IN PART B
      FORM N-1A ITEM NO.               STATEMENT OF ADDITIONAL INFORMATION
      ------------------               -----------------------------------

Item 10.    Cover Page                 Cover Page

Item 11.    Table of Contents          Table of Contents

Item 12.    General Information        Organization
            and History

Item 13.    Investment Objectives      Investment Information; Certain Risk
            and Policies               Considerations

Item 14.    Management of the Fund     Trustees and Officers

Item 15.    Control Persons and        Control Persons and Principal Holders
            Principal Holders of       of Securities
            Securities

Item 16.    Investment Advisory        Investment Management and
            and Other Services         Administration Services; Trustees and
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian and
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 17     Brokerage Allocation       Portfolio Transactions

Item 18.    Capital Stock and          Investment Information; Additional
            Other Securities           Redemption Information; Dividends and
                                       Other Distributions

Item 19.    Purchase and Redemption    Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 20.    Tax Status                 Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.    Underwriters               Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.    Calculation of             Performance Information
            Performance Data

Item 23.    Financial Statements       Financial Statements



                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 8.

                                               PROSPECTUS
---------------------------------------------------------
    March 31, 1997



          Neuberger&Berman
          EQUITY ASSETS [SERVICE MARK]





Neuberger&Berman
          FOCUS ASSETS
Neuberger&Berman
          GENESIS ASSETS
Neuberger&Berman
          GUARDIAN ASSETS
Neuberger&Berman
          MANHATTAN ASSETS
Neuberger&Berman
          PARTNERS ASSETS

                                         No Redemption Fees

            Neuberger&Berman

EQUITY ASSETS


          Equity Funds


----------------------------------------------------------------------


Neuberger&Berman FOCUS ASSETS                  Neuberger&Berman MANHATTAN ASSETS
Neuberger&Berman GENESIS ASSETS                Neuberger&Berman PARTNERS ASSETS
Neuberger&Berman GUARDIAN ASSETS

   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND/OR OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT") AND/OR AN AGREEMENT WITH N&B MANAGEMENT TO MAKE FUND SHARES AVAILABLE TO ITS CLIENTS (EACH AN "INSTITUTION").


----------------------------------------------------------------------


   Each of the above-named funds (a "Fund") invests all of its net investable assets in its corresponding portfolio (a "Portfolio") of Equity Managers Trust ("Managers Trust"), an open-end management investment company managed by N&B Management. Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Summary" on page 3, and "Special Information Regarding Organization, Capitalization, and Other Matters" on page 23.

   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated March 31, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-366-6264.

                        PROSPECTUS DATED MARCH 31, 1997

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                   3
The Funds and Portfolios;
 Risk Factors                                 3
Management                                    5
The Neuberger&Berman Investment
 Approach                                     5

    EXPENSE INFORMATION                       7
Shareholder Transaction Expenses for
 Each Fund                                    7
Annual Fund Operating Expenses                7
Example                                       9

    FINANCIAL HIGHLIGHTS                     10
Selected Per Share Data and Ratios           10
Focus Assets                                 11
Guardian Assets                              12
Manhattan Assets                             13
Partners Assets                              14

    INVESTMENT PROGRAMS                      16
Focus Portfolio                              16
Genesis Portfolio                            17
Guardian Portfolio                           18
Manhattan Portfolio                          18
Partners Portfolio                           19
Short-Term Trading;
 Portfolio Turnover                          19
Borrowings                                   20
Other Investments                            20

    PERFORMANCE INFORMATION                  21
Total Return Information                     22

    SPECIAL INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                        23
The Funds                                    23
The Portfolios                               24

    SHAREHOLDER SERVICES                     26
How to Buy Shares                            26
How to Sell Shares                           26
Exchanging Shares                            27

    SHARE PRICES AND NET ASSET VALUE         28

    DIVIDENDS, OTHER DISTRIBUTIONS,
    AND TAXES                                29
Distribution Options                         29
Taxes                                        29

    MANAGEMENT AND ADMINISTRATION            31
Trustees and Officers                        31
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                31
Expenses                                     33
Transfer Agent                               34

    DESCRIPTION OF INVESTMENTS               35

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL
    INFORMATION                              38

    DIRECTORY                                39

    FUNDS ELIGIBLE FOR EXCHANGE              40

SUMMARY

          The Funds and Portfolios; Risk Factors

----------------------------------------------------------------------

   Each Fund is a series of Neuberger&Berman Equity Assets (the "Trust") and invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund
structure,   because  each  Fund  "feeds"  shareholders'  investments  into  its corresponding Portfolio, a "master" fund. The structure looks like this:
                           --------------------------
                                  SHAREHOLDERS
                           --------------------------
                                       BUY SHARES IN
                           --------------------------
                                     FUNDS
                           --------------------------
                                         INVEST IN
                           --------------------------
                                   PORTFOLIOS
                           --------------------------
                                         INVEST IN
                           --------------------------
                           STOCKS & OTHER SECURITIES
                           --------------------------

   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
23. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 16 and "Description of Investments" on page 35.

   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN      INVESTMENT                      PORTFOLIO
EQUITY ASSETS         STYLE                           CHARACTERISTICS
------------------------------------------------------------------------------------
GUARDIAN ASSETS       Broadly diversified, large-cap  A growth and income fund that
                      value fund.                     invests primarily in stocks of
                                                      established, high-quality
                                                      companies that are not well
                                                      followed on Wall Street or are
                                                      temporarily out of favor.

FOCUS ASSETS          Large-cap value fund, more      Invests principally in common
                      concentrated portfolio than     stocks selected from 13 multi-
                      Guardian.                       industry sectors of the
                                                      economy. To maximize potential
                                                      return, the Portfolio normally
                                                      makes at least 90% of its
                                                      investments in not more than
                                                      six sectors believed by the
                                                      portfolio managers to be
                                                      undervalued.

GENESIS ASSETS        Broadly diversified, small-cap  Invests primarily in stocks of
                      value fund.                     companies with small market
                                                      capitalizations (usually up to
                                                      $1.5 billion). Portfolio
                                                      manager seeks to buy the
                                                      stocks of strong companies
                                                      with a history of solid
                                                      performance and a proven
                                                      management team, which are
                                                      selling at attractive prices.

MANHATTAN ASSETS      Broadly diversified, small-,    Invests in securities believed
                      medium- and large-cap growth    to have the maximum potential
                      fund.                           for long-term capital
                                                      appreciation. Portfolio
                                                      manager follows a "growth at a
                                                      reasonable price" philosophy
                                                      and searches for financially
                                                      sound, growing companies with
                                                      special competitive advantages
                                                      or products that make their
                                                      stocks attractive.

PARTNERS ASSETS       Broadly diversified, medium-to  Seeks capital growth through
                      large-cap value fund.           an approach that is intended
                                                      to increase capital with
                                                      reasonable risk. Portfolio
                                                      managers look at fundamentals,
                                                      focusing particularly on cash
                                                      flow, return on capital, and
                                                      asset values.

          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 31. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark- made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 26, "Shareholder Services -- How to Sell Shares" on page 26, "Shareholder Services -- Exchanging Shares" on page 27, and the policies of the Institution through which you are purchasing shares.


          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------

   While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches -- value or growth.
   A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).
   While a value approach concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.
   The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry its price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."
   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

   In general, Neuberger&Berman FOCUS, Neuberger&Berman GENESIS, Neuberger&Berman GUARDIAN, and Neuberger&Berman PARTNERS Portfolios adhere to a value-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rates of their future earnings and cash flows, as projected by the portfolio manager. Neuberger&Berman MANHATTAN Portfolio is therefore willing to invest in securities with prices that have somewhat higher multiples of earnings than securities likely to be purchased by other Portfolios.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------

   As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                    NONE
Sales Charge Imposed on Reinvested Dividends         NONE
Deferred Sales Charges                               NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows anticipated annual operating expenses for each Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of its corresponding Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


   Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. "Management and Administration Fees" in the following table are based upon current administration fees for each Fund and current management fees for its corresponding Portfolio. For more information, see "Management and Administration" and the SAI.


   The Funds and Portfolios incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are estimated amounts for each Fund and its corresponding Portfolio for the current fiscal year and assume average daily net assets of $25 million. There can be no assurance that any Fund will achieve that asset level. All expenses are factored into the Funds' share prices and dividends and are not charged directly to Fund shareholders.

                                                              OTHER      TOTAL
                                   MANAGEMENT AND     12B-1  EXPENSES  OPERATING
NEUBERGER&BERMAN EQUITY ASSETS  ADMINISTRATION FEES   FEES   (ESTIMATED) EXPENSES
--------------------------------------------------------------------------------
FOCUS ASSETS                           0.85%*         0.25%   0.40%     1.50%*
GENESIS ASSETS                         0.85%*         0.25%   0.40%     1.50%*
GUARDIAN ASSETS                        0.84%          0.25%   0.36%      1.45%
MANHATTAN ASSETS                       0.84%*         0.25%   0.41%     1.50%*
PARTNERS ASSETS                        0.86%          0.25%   0.37%      1.48%



*REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING AND WAIVER OF
 CERTAIN MANAGEMENT FEES, DESCRIBED BELOW



   The trustees of the Trust believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


   As set forth in "Expenses" on page 33, N&B Management has voluntarily undertaken to reimburse each Fund for a portion of its Total Operating Expenses and has voluntarily agreed to waive a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio. Absent the reimbursement, Management and Administration Fees would be 0.89% and 0.93% per annum and Total Operating Expenses would be 1.54% and 1.59% per annum of the average daily net assets of Neuberger&Berman FOCUS Assets and Neuberger&Berman MANHATTAN Assets, respectively. Absent the reimbursement and fee waiver, Management and Administration Fees and Total Operating Expenses would be 1.23% and 1.88% per annum, respectively, of the average daily net assets of Neuberger&Berman GENESIS Assets.


   Because the Funds pay 12b-1 fees, long-term investors in Fund shares may pay more in distribution expenses than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


   For more information, see "Expenses" on page 33.

          Example

----------------------------------------------------------------------


   To illustrate the effect of Total Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
EQUITY ASSETS                              1 YEAR    3 YEARS
-------------------------------------------------------------
FOCUS ASSETS                                $15        $47
GENESIS ASSETS                              $15        $47
GUARDIAN ASSETS                             $15        $46
MANHATTAN ASSETS                            $15        $47
PARTNERS ASSETS                             $15        $47


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following tables is for each Fund from the commencement of its operations through February 28, 1997. Neuberger&Berman PARTNERS Assets commenced operations on August 19, 1996. Information for Neuberger&Berman PARTNERS Assets for the fiscal period ended August 31, 1996, is from that Fund's annual report to shareholders and has been audited by the Fund's independent auditors. The auditors' report with respect to Neuberger&Berman PARTNERS Assets is incorporated in the SAI by reference to the annual report. Information for each Fund (except Neuberger&Berman GENESIS Assets, which had not commenced operations) for the period ended February 28, 1997, is from the Funds' semi-annual report to shareholders and has not been audited by the Funds' respective independent auditors/accountants. You may obtain, at no cost, further information about the performance of Neuberger&Berman PARTNERS Assets in its annual report and information about the performance of all of the Funds (except Neuberger& Berman GENESIS Assets) in their semi-annual report. Please call 800-366-6264 for a free copy of the annual or semi-annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Focus Assets

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                            Period
                                             from
                                            September
                                              4,
                                            1996(1)
                                              to
                                            February
                                            28,
                                             1997
                                            (UNAUDITED)
                                            -------
Net Asset Value, Beginning of Period        $10.00
                                            -------
Income From Investment Operations
    Net Investment Income (Loss)              (.03)
    Net Gains or Losses on Securities
     (both realized and unrealized)           2.21
                                            -------
      Total From Investment Operations        2.18
                                            -------
Net Asset Value, End of Period              $12.18
                                            -------
Total Return(2)(3)                          +21.80%
                                            -------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $121.8
                                            -------
    Ratio of Expenses to Average Net
     Assets(4)(5)                             1.50%
                                            -------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets(4)(5)       (.38%)
                                            -------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Guardian Assets

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                             Period
                                              from
                                            September
                                               4,
                                             1996(1)
                                               to
                                            February
                                               28,
                                              1997
                                            (UNAUDITED)
                                            ---------
Net Asset Value, Beginning of Period        $  10.00
                                            ---------
Income From Investment Operations
    Net Investment Income                         --
    Net Gains or Losses on Securities
     (both realized and unrealized)             2.01
                                            ---------
      Total From Investment Operations          2.01
                                            ---------
Less Distributions
    Dividends (from net investment
     income)                                    (.01)
                                            ---------
Net Asset Value, End of Period              $  12.00
                                            ---------
Total Return(2)(3)                            +20.10%
                                            ---------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $1,676.8
                                            ---------
    Ratio of Expenses to Average Net
     Assets(4)(5)                               1.50%
                                            ---------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets(4)(5)         (.16%)
                                            ---------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Manhattan Assets

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                            Period
                                             from
                                            September
                                              4,
                                            1996(1)
                                              to
                                            February
                                            28,
                                             1997
                                            (UNAUDITED)
                                            -------
Net Asset Value, Beginning of Period        $10.00
                                            -------
Income From Investment Operations
    Net Investment Income (Loss)              (.05)
    Net Gains or Losses on Securities
     (both realized and unrealized)           2.13
                                            -------
      Total From Investment Operations        2.08
                                            -------
Less Distributions
    Distributions (from net capital
     gains)                                   (.11)
                                            -------
Net Asset Value, End of Period              $11.97
                                            -------
Total Return(2)(3)                          +20.88%
                                            -------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $120.9
                                            -------
    Ratio of Expenses to Average Net
     Assets(4)(5)                             1.50%
                                            -------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets(4)(5)       (.88%)
                                            -------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Partners Assets

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                        Period
                                                         from
                                              Six       August
                                            Months        19,
                                             Ended      1996(1)
                                            February      to
                                            28,         August
                                             1997         31,
                                            (UNAUDITED)  1996
                                            -------------------
Net Asset Value, Beginning of Period        $ 9.91      $10.00
                                            -------------------
Income From Investment Operations
    Net Investment Income                      .01          --
    Net Gains or Losses on Securities
     (both realized and unrealized)           2.28        (.09)
                                            -------------------
      Total From Investment Operations        2.29        (.09)
                                            -------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.01)         --
    Distributions (from net capital
     gains)                                   (.05)         --
                                            -------------------
      Total Distributions                     (.06)         --
                                            -------------------
Net Asset Value, End of Period              $12.14      $ 9.91
                                            -------------------
Total Return(2)(3)                          +23.14%      -0.90%
                                            -------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     thousands)                             $612.1      $103.5
                                            -------------------
    Ratio of Expenses to Average Net
     Assets(4)(5)                             1.50%       1.50%
                                            -------------------
    Ratio of Net Investment Income to
     Average Net Assets(4)(5)                  .05%       2.38%
                                            -------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
1)The date investment operations commenced.

2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.


3)Not annualized.


4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios of expenses and net investment income to average daily net assets would have been higher and lower, respectively.


5)Annualized.


6)Because each Fund invests only in its corresponding Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, no Fund calculates a portfolio turnover rate or pays any brokerage commissions. For the year ended August 31, 1996, the portfolio turnover rate for Neuberger&Berman PARTNERS Portfolio was 96%, and the average commission rate paid by that Portfolio was $0.0494. For the six months ended February 28, 1997, the portfolio turnover rates (not annualized) for and average commission rates paid by each Portfolio were as follows:



                                                     PORTFOLIO        AVERAGE
                                                   TURNOVER RATE  COMMISSION RATE
----------------------------------------------------------------------------------
Neuberger&Berman FOCUS Portfolio                        42%           $0.0569

Neuberger&Berman GUARDIAN Portfolio                     20%           $0.0538

Neuberger&Berman MANHATTAN Portfolio                    22%           $0.0587

Neuberger&Berman PARTNERS Portfolio                     33%           $0.0480



   For additional information, see the SAI.

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 35.

   Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
   The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.

          Neuberger&Berman Focus Portfolio

----------------------------------------------------------------------

   The  investment   objective   of   Neuberger&Berman   FOCUS   Portfolio   and
Neuberger&Berman FOCUS Assets is to seek long-term capital appreciation.
   Neuberger&Berman   FOCUS  Portfolio  invests  principally  in  common  stocks selected from the following 13 multi-industry sectors of the economy:

/ / Autos & Housing             / / Health Care            / / Technology
/ / Consumer Goods & Services   / / Heavy Industry         / / Transportation
/ / Defense & Aerospace         / / Machinery & Equipment  / / Utilities
/ / Energy                      / / Media & Entertainment
/ / Financial Services          / / Retailing

   To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. Further information on the
Portfolio's securities holdings and their allocation by sector as of the end of the Fund's most recent fiscal period is included in the Fund's semi-annual report to shareholders, which is available at no cost upon request. The sectors are more fully described in the SAI.
   The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not purchase any security if, as a result, (1) more than 50% of its total assets would be invested in any one sector, (2) 25% or more of its total assets would be invested in the securities of companies having their principal business activities in any one industry (this policy is fundamental) or (3) more than 5% of its total assets would be invested in the securities of any one company.

          Neuberger&Berman Genesis Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GENESIS Portfolio and Neuberger&Berman GENESIS Assets is to seek capital appreciation.
   Neuberger&Berman GENESIS Portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of the Portfolio's investment as small-cap companies. Companies whose market capitalizations exceed $1.5 billion after purchase continue to be considered small-cap companies for purposes of the Portfolio's investment policies. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues, or income -- commonly used to measure the size of a company.
   Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 Index or quoted on Nasdaq, have a cyclical relationship with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.
   Small-cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-cap company stocks pay low or no dividends, and the Portfolio seeks long-term appreciation, rather than income. Small-cap company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market.

   The Portfolio tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Portfolio seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Portfolio diversifies its holdings among many companies and industries. The Portfolio focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Portfolio's securities are generally selected with the belief that they are currently undervalued, based on EXISTING conditions.

          Neuberger&Berman Guardian Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Assets is to seek capital appreciation and, secondarily, current income.
   Neuberger&Berman GUARDIAN Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.

   Neuberger&Berman GUARDIAN Fund, a mutual fund administered by N&B Management that also invests all of its net investable assets in Neuberger&Berman GUARDIAN Portfolio, has paid its shareholders an income dividend every quarter and a capital gain distribution every year since its inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.


          Neuberger&Berman Manhattan Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Assets is to seek capital appreciation without regard to income.
   Neuberger&Berman MANHATTAN Portfolio generally invests in securities of small-, medium- and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.
   The Portfolio uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Portfolios. The Portfolio focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments among many companies and industries.

   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Small-cap company stocks are subject to the risks described with respect to the investment program of Neuberger&Berman GENESIS Portfolio. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

          Neuberger&Berman Partners Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Assets is to seek capital growth.
   Neuberger&Berman PARTNERS Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B
Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
   The Portfolio considers additional factors when selecting securities, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual turnover rate of Neuberger&Berman MANHATTAN Portfolio and of Neuberger& Berman PARTNERS Portfolio may exceed 100% in some fiscal years. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 29 and the SAI.

          Borrowings

----------------------------------------------------------------------

   Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION
   The performance of the Funds is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.
   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

   The Funds commenced operations in August or September 1996, except for Neuberger&Berman GENESIS Assets, which has no past performance as of the date of this Prospectus. However, five mutual funds that are series of Neuberger&Berman Equity Funds-Registered Trademark- ("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the five Portfolios described herein. The following table shows the average annual total returns of each Fund for the 1-year, 5-year, and 10-year periods ended February 28, 1997. Returns for periods prior to each Fund's inception represent the performance of the respective Sister Fund. The table also shows a comparison with the S&P "500" Index for each Fund and its respective Sister Fund (except Neuberger&Berman GENESIS Assets' Sister Fund, which is compared with the Russell 2000 Index). The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. The Russell 2000 is an unmanaged index of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing about 11% of the Russell 3000's total market capitalization. Please note that indices do not take into account any fees or expenses of investing in the individual securities they track. Further information regarding the Funds' performance is presented in their semi-annual report to shareholders, which is available without charge by calling 800-366-6264.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                            ENDED FEBRUARY 28, 1997
               (INCLUDES PERFORMANCE RESULTS OF THE SISTER FUNDS)


                                                      10       SINCE    INCEPTION
                                1 YEAR    5 YEARS    YEARS    INCEPTION    DATE
----------------------------------------------------------------------------------
FOCUS                           +20.82%   +18.18%   +14.05%   +12.13%    10/19/55
GUARDIAN                        +20.51    +16.87    +14.04    +13.21       6/1/50
MANHATTAN                       +12.72    +14.08    +11.52    +17.08       3/1/79+
PARTNERS                        +25.36    +17.66    +13.70    +18.18      1/20/75+
S&P "500"                       +26.19    +16.95    +14.15       N/A          N/A
GENESIS*                        +24.73    +14.28       N/A    +14.28      9/27/88
RUSSELL 2000                    +12.56    +13.09       N/A       N/A          N/A



+THE DATES WHEN N&B MANAGEMENT BECAME INVESTMENT ADVISER TO THE SISTER FUNDS.


*PERFORMANCE RESULTS OF THE SISTER FUND ONLY.



   The Sister Funds have a different fee structure than the Funds and do not pay 12b-1 fees. Had the higher fees of the Funds been reflected, the total returns for periods prior to the Funds' inceptions would have been lower. Had N&B Management not reimbursed certain expenses or waived certain fees, the total returns of the Funds would have been lower. Prior to November 1991, the investment policies of Neuberger&Berman FOCUS Assets' Sister Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period.


   The following table lets you take a closer look at how each Sister Fund performed year by year, in terms of an annual per share total return for each of the last ten calendar years (ending December 31). Please note that the previous chart reflects information for periods ended on February 28, 1997.



               TOTAL RETURNS FOR CALENDAR YEARS ENDED DECEMBER 31
                   (PERFORMANCE RESULTS OF THE SISTER FUNDS)



                                 1987    1988    1989    1990    1991    1992    1993    1994    1995    1996*
---------------------------------------------------------------------------------------------------------------
FOCUS                             +0.6%  +16.5%  +29.8%   -5.9%  +24.7%  +21.1%  +16.3%   +0.9%  +36.2%  +16.10%
GUARDIAN                          -1.0   +28.0   +21.5    -4.7   +34.3   +19.0   +14.5    +0.6   +32.1   +17.69
MANHATTAN                         +0.4   +18.3   +29.1    -8.1   +30.9   +17.8   +10.0    -3.6   +31.0    +9.60
PARTNERS                          +4.3   +15.5   +22.8    -5.1   +22.4   +17.5   +16.5    -1.9   +35.2   +26.37
S&P "500"                         +5.2   +16.5   +31.6    -3.1   +30.3    +7.6   +10.0    +1.4   +37.5   +22.90
GENESIS                            N/A     N/A   +17.3   -16.2   +41.6   +15.6   +13.9    -1.8   +27.3   +29.96
RUSSELL 2000                       N/A     N/A   +16.3   -19.5   +46.0   +18.4   +18.9    -1.8   +28.5   +16.59



*INCLUDES  PERFORMANCE RESULTS OF THE FUNDS (EXCEPT FOR NEUBERGER&BERMAN GENESIS
 ASSETS) FOR PERIODS FOLLOWING THEIR INCEPTIONS.

    TOTAL RETURN INFORMATION. You can obtain current performance information about each Fund by calling N&B Management at 800-366-6264.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Funds

----------------------------------------------------------------------

   Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of October 18, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.
    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

    OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with N&B Management to perform services. Depending on the policies of the Institutions involved, an investor may be able to transfer an account from one Institution to another.

          The Portfolios

----------------------------------------------------------------------

   Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The five Sister Funds that are series of N&B Equity Funds and five mutual funds that are series of Neuberger&Berman Equity Trust-Registered Trademark- ("N&B Equity Trust") invest all of their respective net investable assets in five corresponding Portfolios of Managers Trust. The shares of each series of N&B Equity Funds (but not of N&B Equity Trust) are available for purchase by members of the general public.

   Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Equity Funds and N&B Equity Trust) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Funds and N&B Equity Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-366-6264.
   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Equity Funds or N&B Equity Trust or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.
    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

SHAREHOLDER SERVICES

          How to Buy Shares

----------------------------------------------------------------------


   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide in connection with investments in the Funds. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


   Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for shares of all Funds are usually calculated as of 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to buy shares.

   Other Information:

   / / An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.

   / / Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders  using an exchange of  shares.
       See "Shareholder Services -- Exchanging Shares."

   / / The Funds do not issue certificates for shares.

   / / Some Institutions may charge their clients a fee in connection with purchases of shares of the Funds.

          How to Sell Shares

----------------------------------------------------------------------


   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for shares of all Funds are usually calculated as of 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to sell shares.

   Other Information:

   / / Redemption  proceeds  will be  paid to  Institutions  as agreed  with N&B
       Management, but in any case within three business days (under unusual circumstances a Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.

   / / Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
   / / Some Institutions may charge their clients a fee in connection with redemptions of shares of the Funds.

          Exchanging Shares

----------------------------------------------------------------------

   Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Fund described in this Prospectus. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.
   / / Shares can  be exchanged  ONLY between  accounts registered  in the  same name, address, and taxpayer ID number of the Institution.
   / / An  exchange can be made  only into a Fund  whose shares are eligible for sale in the state where the Institution is located.
   / / An exchange may have tax consequences.
   / / Each Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.
   / / Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE
   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   Each Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by its corresponding Portfolio. In addition, Neuberger&Berman GUARDIAN Assets distributes substantially all of its share of Neuberger&Berman GUARDIAN Portfolio's net investment income, if more than a DE MINIMIS amount, near the end of each calendar quarter.


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.
    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

          Taxes

----------------------------------------------------------------------


   An investment has certain tax consequences, depending on the type of account. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before a Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December (or, in the case of Neuberger&Berman GUARDIAN Assets, near the end of a calendar quarter) should take this into account.
   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares.


   Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Information accompanying that statement will show the portion, if any, of those distributions that generally are not subject to state and local income taxes.

    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Funds, are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.
   When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price.

    OTHER. Every January, Institutions will receive a consolidated transaction statement for the previous year. Each Institution is required annually to send investors in its accounts statements showing distribution and transaction information for the previous year.


   Each Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

   The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.

          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the five Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $15.2 billion as of December 31, 1996.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

   The following is information about the individuals who are primarily responsible for the day-to-day management of the Portfolios:
   Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio -- Kent C. Simons and Kevin L. Risen. Mr. Simons is a Vice President of N&B

Management and a principal of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio and its predecessor since 1988, and for Neuberger&Berman GUARDIAN Portfolio and its predecessor since 1983. Mr. Risen has had those responsibilities since 1996. Mr. Risen is a principal of Neuberger& Berman and has been an Assistant Vice President of N&B Management since May 1996 and a portfolio manager for Neuberger&Berman since 1995. He was a research analyst at Neuberger&Berman from 1992 to 1995; from 1990 to 1992, he was a research analyst at another prominent financial services firm.


   Neuberger&Berman GENESIS Portfolio -- Judith M. Vale. Ms. Vale has been a member of Neuberger&Berman's Small Cap Group since 1992, a Vice President of N&B Management since November 1994 and a principal of Neuberger&Berman since July 1996. She has been primarily responsible for the day-to-day management of Neuberger&Berman GENESIS Portfolio since February 1994. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992.


   Neuberger&Berman MANHATTAN Portfolio -- Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. Previously he was a securities analyst and portfolio manager with Neuberger&Berman. He has had responsibility for Neuberger&Berman MANHATTAN Portfolio and its predecessor since June 1992. Ms. Switzer has been an Assistant Vice President of N&B Management since March 1995 and a portfolio manager for Neuberger&Berman since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.


   Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen and Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had responsibility for Neuberger&Berman PARTNERS Portfolio and its predecessor since June 1990. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. Mr. Gendelman is a principal of Neuberger&Berman and an Assistant Vice President of N&B Management. Mr. Gendelman has had responsibility for Neuberger&Berman PARTNERS Portfolio since October 1994. He was a portfolio manager for another mutual fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

   Neuberger&Berman acts as the principal broker for the Portfolios in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.
   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

          Expenses

----------------------------------------------------------------------

   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio (except Neuberger&Berman GENESIS Portfolio) pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger&Berman GENESIS Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion. However, N&B Management has voluntarily agreed to waive a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio and indirectly by Neuberger&Berman GENESIS Assets to reduce that fee by 0.10% per annum of the average daily net assets of Neuberger&Berman GENESIS Portfolio.

   N&B Management has voluntarily undertaken until December 31, 1998, to reimburse each Fund for its Total Operating Expenses which exceed 1.50% per annum of the Fund's average daily net assets.


   The effect of reimbursement or a waiver by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


   N&B Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to that Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

   N&B Management acts as agent in arranging for the sale of Fund shares to Institutions without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan"), under which each Fund compensates N&B Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services provided to investors in the Funds. Under the Plan, N&B Management receives from each Fund a fee at the annual rate of 0.25% of that Fund's average daily net assets. N&B Management may pay up to the full amount of this fee to Institutions that distribute (or make available) Fund shares and/or provide services to the Funds and their shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.


   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses are the "Other Expenses" described on page 7.


   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


          Transfer Agent

----------------------------------------------------------------------

   The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to the Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

DESCRIPTION OF INVESTMENTS
   In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.
    ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets (5% in the case of Neuberger&Berman GENESIS Portfolio) in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.

    RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.

    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. Each Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. When a Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.

   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, by offsetting favorable price movements in hedged investments; and (4) the possible inability of a Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."
    SHORT SALES AGAINST-THE-BOX. Each Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.
    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.
    OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

   U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S.
Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.
   Neuberger&Berman PARTNERS Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade and Comparable Unrated Securities. Such securities may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman PARTNERS Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-366-6264

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE

EQUITY ASSETS
Neuberger&Berman Focus Assets
Neuberger&Berman Genesis Assets
Neuberger&Berman Guardian Assets
Neuberger&Berman Manhattan Assets
Neuberger&Berman Partners Assets


Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above named Funds are service marks or registered trademarks of Neuberger&Berman Management Inc.

-C- 1997 Neuberger&Berman Management Inc.

Neuberger&Berman Management Inc.

         605 THIRD AVENUE 2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700







This wrapper is not part of the prospectus.

(recycle       PRINTED ON RECYCLED PAPER
 logo)                                                        NBEAPR000397

--------------------------------------------------------------------------------

                 NEUBERGER & BERMAN EQUITY ASSETS AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED MARCH 31, 1997

Neuberger & Berman                             Neuberger & Berman Genesis
Manhattan Assets (and Neuberger                Assets (and Neuberger & Berman
& Berman Manhattan Portfolio)                  Genesis Portfolio)

Neuberger & Berman Focus Assets (and           Neuberger & Berman Guardian
Neuberger & Berman Focus Portfolio)            Assets (and Neuberger & Berman
                                                   Guardian Portfolio)


                               Neuberger & Berman
                                 Partners Assets
                   (and Neuberger & Berman Partners Portfolio)

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-366-6264

--------------------------------------------------------------------------------

         Neuberger & Berman MANHATTAN Assets, Neuberger & Berman GENESIS Assets, Neuberger & Berman Focus Assets, Neuberger & Berman GUARDIAN Assets, and Neuberger & Berman PARTNERS Assets (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated March 31, 1997. The Funds invest all of their net investable assets in Neuberger & Berman MANHATTAN Portfolio, Neuberger & Berman GENESIS Portfolio, Neuberger & Berman FOCUS Portfolio, Neuberger & Berman GUARDIAN Portfolio, and Neuberger & Berman PARTNERS Portfolio (each a "Portfolio"), respectively.


         AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT") AND/OR AN AGREEMENT WITH N&B MANAGEMENT TO MAKE FUND SHARES AVAILABLE TO ITS CLIENTS (EACH AN "INSTITUTION").

         The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-366-6264.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Neuberger & Berman MANHATTAN Portfolio................................6
         Neuberger & Berman GENESIS Portfolio..................................7
         Neuberger & Berman FOCUS and Neuberger & Berman
               GUARDIAN Portfolios.............................................9
         Neuberger & Berman PARTNERS Portfolio................................11
         Additional Investment Information....................................12
         Neuberger & Berman FOCUS Portfolio - Description
               of Economic Sectors............................................23

PERFORMANCE INFORMATION.......................................................27
         Total Return Computations............................................27
         Comparative Information..............................................29
         Other Performance Information........................................30

CERTAIN RISK CONSIDERATIONS...................................................31

TRUSTEES AND OFFICERS.........................................................31

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................39
         Investment Manager and Administrator.................................39
         Sub-Adviser..........................................................41
         Investment Companies Managed.........................................42
         Management and Control of N&B Management.............................45

DISTRIBUTION ARRANGEMENTS.....................................................46
         Distributor..........................................................46
         Rule 12b-1 Plan......................................................47

ADDITIONAL EXCHANGE INFORMATION...............................................48

ADDITIONAL REDEMPTION INFORMATION.............................................48
         Suspension of Redemptions............................................48
         Redemptions in Kind..................................................48

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................49

ADDITIONAL TAX INFORMATION....................................................50
         Taxation of the Funds................................................50
         Taxation of the Portfolios...........................................51
         Taxation of the Funds' Shareholders..................................54

PORTFOLIO TRANSACTIONS........................................................54
         Portfolio Turnover...................................................61

                                                                            PAGE
                                                                            ----

REPORTS TO SHAREHOLDERS.......................................................62

ORGANIZATION..................................................................62

CUSTODIAN AND TRANSFER AGENT..................................................63

INDEPENDENT AUDITORS/ACCOUNTANTS..............................................63

LEGAL COUNSEL.................................................................63

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................63

REGISTRATION STATEMENT........................................................64

FINANCIAL STATEMENTS..........................................................65

Appendix A....................................................................67
         RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER......................67

Appendix B....................................................................70
         THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER

                             INVESTMENT INFORMATION

         Each Fund is a separate series of Neuberger & Berman Equity Assets ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

         Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

         Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

         The following fundamental investment policies and limitations apply to all Portfolios:

         1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         The following non-fundamental investment policies and limitations apply to all Portfolios:

         1. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

         3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         4. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such
short-term   credits  as  are   necessary   for  the   clearance  of  securities
transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5. SHORT SALES. No Portfolio may sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

         6.  OWNERSHIP OF PORTFOLIO  SECURITIES  BY OFFICERS  AND  TRUSTEES.  No
Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

         7. UNSEASONED ISSUERS. No Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

         8. PUTS, CALLS, STRADDLES, OR SPREADS. No Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or writing options on futures contracts or from purchasing securities with rights to put the securities to the issuer or a guarantor.

         9. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

         10. FOREIGN SECURITIES. No Portfolio may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

         11. OIL AND GAS PROGRAMS. No Portfolio may invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but each Portfolio may purchase securities of companies that own interests in any of the foregoing.

         12. REAL ESTATE. No Portfolio may purchase or sell real property (including partnership or similar interests in real estate limited partnerships, but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies that invest in real estate); provided that no Portfolio may purchase any security if, as a result, more than 10% of its total assets would be invested in securities of real estate investment trusts.

         In addition to the foregoing non-fundamental investment policies and limitations, which apply to each Portfolio, the following non-fundamental investment policies and limitations apply to the indicated Portfolios:

         13. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER & BERMAN GENESIS, NEUBERGER & BERMAN FOCUS, AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). None of these Portfolios may purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.


         14. WARRANTS (NEUBERGER & BERMAN GENESIS, NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). None of these Portfolios may invest more than 5% of its net assets in warrants, including warrants that are listed on the New York Stock Exchange ("NYSE") or American Stock Exchange, or more than 2% of its net assets in warrants that are not so listed. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

         15. PLEDGING (NEUBERGER & BERMAN GENESIS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) for Neuberger & Berman GENESIS Portfolio, this limitation does not apply to the deposit of portfolio securities as collateral in connection with short sales against-the-box, and the Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

         16. SECTOR CONCENTRATION (NEUBERGER & BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

         Each Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year.

NEUBERGER & BERMAN MANHATTAN PORTFOLIO
--------------------------------------

         Neuberger  &  Berman   MANHATTAN   Portfolio's   objective  is  capital
appreciation, without regard to income. The Portfolio differs from other Portfolios in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and those of the general market. The Portfolio is comprised of what the manager believes are stocks of financially sound companies with a special market capability, a competitive advantage or a product that makes them particularly attractive over the long term, but that are selling at a reasonable price relative to their growth rate. N&B Management calls this approach "GARP" -- growth at a reasonable price.





         Neuberger & Berman MANHATTAN Portfolio's manager views value on both a relative and an absolute basis, so the Portfolio may buy stocks with somewhat above-market historical growth rates. The Portfolio tends to stay more fully invested when the manager thinks the market is attractive for quality growth companies. But the Portfolio will get out of stocks and into cash when the manager thinks there are no reasonable values available. The Portfolio steers clear of popular growth stocks selling at extremely high prices.

NEUBERGER & BERMAN GENESIS PORTFOLIO
------------------------------------


         The predecessor of Neuberger & Berman GENESIS Fund (which, like Neuberger & Berman GENESIS Assets, invests all of its net investable assets in Neuberger & Berman GENESIS Portfolio) was established in 1988. A fund dedicated primarily to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger & Berman GENESIS Portfolio is devoted to the same value principles as the other equity funds managed by N&B Management. The Portfolio is comprised of what the manager believes are small-cap stocks with solid earnings today, not just promises for tomorrow.


         Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger & Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as other Portfolios look for in stocks of larger companies. The portfolio manager sticks to the areas she understands. The portfolio manager looks for the most persistent earnings growth at the lowest multiple, as well as for well-established companies with entrepreneurial management and sound finances. Also considered are catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.


         Neuberger & Berman GENESIS Portfolio's motto is "boring is beautiful." Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, the Portfolio looks for little-known, solid, growing companies whose stocks the manager believes are wonderful bargains.


AN INTERVIEW WITH THE PORTFOLIO MANAGER

         Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

         A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

         So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

         Of course, we're not advocating investing in a portfolio consisting only of small-cap stock funds. It pays to diversify. Let's look back about 25 years. While past performance cannot indicate future performance, small-cap stocks outperformed larger-cap stocks 16 out of the 25 years from 1971 to 1996, which means larger-cap stocks did better the rest of the time.1/

         Q: Neuberger & Berman GENESIS Assets is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

         A: We understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger & Berman GENESIS Portfolio, we're 100% behind finding GROWING small-cap companies -- what we believe are highly profitable companies with solid records and promising futures. So where do we part company with managers who follow a "small-cap growth" style? It comes down to how much growth and at what price. Small-cap growth investors seem willing to pay a premium for vastly superior growth. This results in two problems: a) growth tends to be discounted by the premium valuations, and b) the growth expectations are so high as to be unsustainable. We believe superior yet more stable returns can be purchased at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.

___________________________

1/       Results are on a total  return  basis and include  reinvestment  of all dividends and capital gain distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1971 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to 1996. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in many securities not included in the above-described indices. Source:
STOCKS, BONDS, BILL AND INFLATION 1996 YEARBOOK[TRADEMARK], Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

         In that respect, we're "value" managers. Yet we'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When we search for growing, high-quality small-cap companies selling at what we feel are bargain prices, we ask ourselves: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?


         Q: Let's turn to specifics. What criteria are used to decide which small-cap companies make the cut -- and which ones don't?


         A: Over the years, we've seen hundreds of small-cap companies that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

                  First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

         In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

         No small-cap company can grow without having the right people on board. That's why we spend so much time meeting the CEOs and CFOs of small-cap companies. While we question the managers about future plans and strategies, we spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

         THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS
-------------------------------------------------------------------


         Neuberger & Berman FOCUS Portfolio's investment objective is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. The portfolio co-managers begin by looking for stocks that are selling for less than the managers think they're worth, a "bottom-up approach." More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. The portfolio co-managers think 90% of cheap stocks deserve to be cheap and their job is to find the 10% that don't.


         The portfolio co-managers don't pick sectors for Neuberger & Berman FOCUS Portfolio based on their perception of how the economy is going to do. Nor do they engage in making economic or currency predictions. They look for stocks with either low relative or low absolute valuations. Often, these stocks will be found in a particular sector, but the managers didn't start out being bullish on that sector. It's just where they happened to find the values. They find that if one company comes under a cloud, it tends to happen to its whole industry. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager would be able to achieve above-average performance.

         Neuberger & Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since 1950, when Roy R. Neuberger founded the predecessor of Neuberger & Berman GUARDIAN Fund, which, like Neuberger & Berman GUARDIAN Assets, invests all of its net investable assets in Neuberger & Berman GUARDIAN Portfolio.

         It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger & Berman GUARDIAN Fund and its predecessor have served shareholders well and have paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, this past record does not necessarily predict the Fund's future practices.

         The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The Portfolio is usually early in and early out. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers like a stock "under a rock" or with a cloud over it; they believe an investor is not going to get great companies at great valuations when the market perception is great.


         Investors who switch around a lot are not going to benefit from Neuberger & Berman GUARDIAN Portfolio's approach. They're following the market -- the Portfolio is looking at fundamentals.





NEUBERGER & BERMAN PARTNERS PORTFOLIO
-------------------------------------

         Neuberger & Berman PARTNERS Portfolio's objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.


         Investors in the Portfolio typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.


         The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.

         The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

         What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.


         To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

         Neuberger & Berman PARTNERS Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

         Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

         REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

         SECURITIES LOANS (ALL PORTFOLIOS). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% (5% in the case of Neuberger & Berman GENESIS Portfolio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

         REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash, liquid equity securities, or liquid debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

         FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

         Each   Portfolio   also  may   invest  in   equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.

         COVERED CALL OPTIONS (ALL PORTFOLIOS). Each Portfolio may write covered call options on portfolio securities valued at up to 10% of its net assets and may purchase call options in related closing transactions. Generally, the purpose of writing and purchasing these options is to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

         When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.

         Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do) but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions, and limits the Portfolios' counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. If a Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

         A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         A Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

         FORWARD FOREIGN CURRENCY CONTRACTS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolios enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.

         OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies in amounts not exceeding 5% of its net assets. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. To the extent a Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

         COVER FOR OPTIONS AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS")(ALL PORTFOLIOS). Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, liquid equity securities or liquid debt securities. Securities held in a segregated account cannot be sold while the options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.


         GENERAL RISKS OF HEDGING INSTRUMENTS (ALL PORTFOLIOS). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.

         Each Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

         FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). In addition, Neuberger & Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed  income  securities  are  subject  to  the  risk  of an  issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger & Berman PARTNERS Portfolio warrants exposure to the additional level of risk.

         Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, each Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger & Berman PARTNERS Portfolio).

         COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

         Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         ZERO COUPON SECURITIES (NEUBERGER & BERMAN PARTNERS PORTFOLIO). This Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") must be taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because Neuberger & Berman PARTNERS Assets must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy that Fund's distribution requirements. See "Additional Tax Information."

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.

         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

         PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer . Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

NEUBERGER & BERMAN  FOCUS  PORTFOLIO  -  DESCRIPTION  OF  ECONOMIC  SECTORS
---------------------------------------------------------------------------

         Neuberger & Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

         (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

         (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

         (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

         (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

         (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

         (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

         (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

         (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

         (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

         (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

         (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

         (12)   TRANSPORTATION   SECTOR:   Companies   involved   in   providing
transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

         (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

                            PERFORMANCE INFORMATION

         Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS
-------------------------

         Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)n[SUPERSCRIPT] = ERV

         Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

         The Funds commenced operations in August or September 1996, except for Neuberger & Berman GENESIS Assets, which has not commenced operations as of the date of this SAI and, therefore, has no past performance. However, five mutual funds that are series of Neuberger & Berman Equity Funds ("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the five Portfolios described herein. Each Sister Fund had a predecessor. The following total return data is for each Fund (except Neuberger & Berman GENESIS Assets) since its inception and, for periods prior to each Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The Sister Funds have a different fee structure than the Funds and do not pay 12b-1 fees. Had the higher fees of the Funds been reflected, the total returns shown below would have been lower.


         The  average  annual  total  returns for  Neuberger & Berman  MANHATTAN
Assets and its Sister Fund for the one-, five-, and ten-year periods ended February 28, 1997, were +12.72%, +14.08%, and +11.52%, respectively. If an investor had invested $10,000 in that predecessor's shares on March 1, 1979 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $171,569 on February 28, 1997.

         The average annual total returns for Neuberger & Berman GENESIS Assets' Sister Fund for the one- and five-year periods ended February 28, 1997 and for the period from September 27, 1988 (commencement of operations) through February 28, 1997, were +24.73%, +14.28%, and +14.28%, respectively. If an investor had invested $10,000 in that predecessor's shares on September 27, 1988 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $30,798 on February 28, 1997.


         The average annual total returns for Neuberger & Berman FOCUS Assets and its Sister Fund for the one-, five-, and ten-year periods ended February 28, 1997, were +20.82%, +18.18%, and +14.05%, respectively. If an investor had invested $10,000 in that predecessor's shares on October 19, 1955 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $1,142,884 on February 28, 1997.


         The average annual total returns for Neuberger & Berman GUARDIAN Assets and its Sister Fund for the one-, five-, and ten-year periods ended February 28, 1997, were +20.51%, +16.87%, and +14.04%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 1, 1950 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $3,318,739 on February 28, 1997.


         The average annual total returns for Neuberger & Berman PARTNERS Assets and its Sister Fund for the one-, five-, and ten-year periods ended February 28, 1997, were +25.36%, +17.66%, and +13.70%, respectively. If an investor had invested $10,000 in that predecessor's shares on January 20, 1975 and had reinvested all income dividends and other distributions, the NAV of that investor's holdings would have been $402,893 on February 28, 1997.


         Prior to January 5, 1989, the investment policies of the predecessor of Neuberger & Berman FOCUS Assets' Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Assets may include information reflecting the Sister Fund's predecessor's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Sister Fund's predecessor been operating under the Fund's current investment policies.

COMPARATIVE INFORMATION
-----------------------

         From time to time each Fund's performance may be compared with:

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

         (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Value Line Index, Montgomery Securities Growth Stock Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $40 million to $2.3 billion, with an average of $451 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.6 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

         Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION
-----------------------------

         From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

         N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

         Investors who may find Neuberger & Berman PARTNERS Assets, Neuberger & Berman GUARDIAN Assets or Neuberger & Berman FOCUS Assets to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (including tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                          CERTAIN RISK CONSIDERATIONS

         Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective.


                             TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman").


                                  POSITIONS HELD
NAME, AGE, AND ADDRESS(1)         WITH THE TRUSTS           PRINCIPAL OCCUPATION(S)(2)
-------------------------         ---------------           --------------------------

Faith Colish (61)                 Trustee of each Trust     Attorney at Law, Faith Colish,
63 Wall Street                                              A Professional Corporation.
24th Floor
New York, NY  10005

Donald M. Cox (74)                Trustee of each Trust     Retired.  Formerly Senior Vice
435 East 52nd Street                                        President and Director of Exxon
New York, NY  10022                                         Corporation; Director of Emigrant
                                                            Savings Bank.

Stanley Egener* (62)              Chairman of the Board,    Principal  of  Neuberger  &  Berman;
                                  Chief Executive           President   and   Director   of  N&B
                                  Officer, and Trustee      Management;  Chairman  of the Board,
                                  of each Trust             Chief Executive  Officer and Trustee
                                                            of  eight  other  mutual  funds  for
                                                            which   N&B   Management   acts   as
                                                            investment manager or administrator.

Alan R. Gruber (69)               Trustee of each Trust     Chairman of the Executive and
Orion Capital                                               Investment Committees of Orion
Corporation                                                 Capital Corporation (property and
600 Fifth Avenue                                            casualty insurance) since 1997;
24th Floor                                                  prior thereto, Chairman and Chief
New York, NY 10020                                          Executive Officer of Orion Capital
                                                            Corporation; Director of Trenwick
                                                            Group, Inc. (property and casualty
                                                            reinsurance); Chairman of the Board
                                                            and Director of Guaranty National
                                                            Corporation (property and casualty
                                                            insurance); formerly Director of
                                                            Ketema, Inc. (diversified
                                                            manufacturer).

Howard A. Mileaf (60)             Trustee of each Trust     Vice President and Special Counsel
WHX Corporation                                             to WHX Corporation (holding company)
110 East 59th Street                                        since 1992; formerly Vice President
30th Floor                                                  and General Counsel of Keene
New York, NY  10022                                         Corporation (manufacturer of
                                                            Director of Kevlin Corporation
                                                            industrial products); (manufacturer
                                                            of microwave and other products).


                                       32



                                  POSITIONS HELD
NAME, AGE, AND ADDRESS(1)         WITH THE TRUSTS           PRINCIPAL OCCUPATION(S)(2)
-------------------------         ---------------           --------------------------

Edward I. O'Brien* (68)           Trustee of each Trust     Until 1993, President of the
12 Woods Lane                                               Securities Industry Association
Scarsdale, NY 10583                                         ("SIA") (securities industry's
                                                            representative in government
                                                            relations and regulatory matters at
                                                            the federal and state levels); until
                                                            November 1993, employee of the SIA;
                                                            Director of Legg Mason, Inc.

John T. Patterson, Jr. (68)       Trustee of each Trust     Retired. Formerly, President of
183 Ledge Drive                                             SOBRO (South Bronx Overall Economic
Torrington, CT 06790                                        Development Corporation).

John P. Rosenthal (64)            Trustee of each Trust     Senior Vice President of Burnham
Burnham Securities Inc.                                     Securities Inc. (a registered
Burnham Asset Management Corp.                              broker-dealer) since 1991; formerly
1325 Avenue of the Americas                                 Partner of Silberberg, Rosenthal &
17th Floor                                                  Co. (member of National Association
New York, NY  10019                                         of Securities Dealers, Inc.);
                                                            Director, Cancer Treatment Holdings,
                                                            Inc.

Cornelius T. Ryan (65)            Trustee of each Trust     General Partner of Oxford Partners
Oxford Bioscience                                           and Oxford Bioscience Partners
Partners                                                    (venture capital partnerships) and
315 Post Road West                                          President of Oxford Venture
Westport, CT  06880                                         Corporation; Director of Capital
                                                            Cash Management Trust (money market
                                                            fund) and Prime Cash Fund.

Gustave H. Shubert (68)           Trustee of each Trust     Senior Fellow/ Corporate Advisor and
13838 Sunset Boulevard                                      Advisory Trustee of Rand (a
Pacific Palisades, CA 90272                                 non-profit public interest research
                                                            institution) since 1989; Honorary
                                                            Member of the Board of Overseers of
                                                            the Institute for Civil Justice, the
                                                            Policy Advisory Committee of the
                                                            Clinical Scholars Program at the
                                                            University of California, the
                                                            American Association for the
                                                            Advancement of Science, the Counsel
                                                            on Foreign Relations, and the
                                                            Institute for Strategic Studies
                                                            (London); advisor to the Program
                                                            Evaluation and Methodology Division
                                                            of the U.S. General Accounting
                                                            Office; formerly Senior Vice
                                                            President and Trustee of Rand.

                                       33



                                  POSITIONS HELD
NAME, AGE, AND ADDRESS(1)         WITH THE TRUSTS           PRINCIPAL OCCUPATION(S)(2)
-------------------------         ---------------           --------------------------

Lawrence Zicklin* (60)            President and Trustee     Principal of Neuberger & Berman;
                                  of each Trust             Director of N&B Management;
                                                            President and/or Trustee of five
                                                            other mutual funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator.

Daniel J. Sullivan (57)           Vice President of each    Senior Vice President of N&B
                                  Trust                     Management since 1992; prior
                                                            thereto, Vice President of N&B
                                                            Management; Vice President of eight
                                                            other mutual funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator.

Michael J. Weiner (50)            Vice President and        Senior Vice President of N&B
                                  Principal Financial       Management since 1992; Treasurer of
                                  Officer of each Trust     N&B Management from 1992 to 1996;
                                                            prior thereto, Vice President and
                                                            Treasurer of N&B Management and
                                                            Treasurer of certain mutual funds
                                                            for which N&B Management acted as
                                                            investment adviser; Vice President
                                                            and Principal Financial Officer of
                                                            eight other mutual funds for which
                                                            N&B Management acts as investment
                                                            manager or administrator.

Claudia A. Brandon (40)           Secretary of each Trust   Vice President of N&B Management;
                                                            Secretary of eight other mutual
                                                            funds for which N&B Management acts
                                                            as investment manager or
                                                            administrator.

Richard Russell (50)              Treasurer and Principal   Vice President of N&B Management
                                  Accounting Officer        since 1993; prior thereto, Assistant
                                  of each Trust             Vice President of N&B Management;
                                                            Treasurer and Principal Accounting
                                                            Officer of eight other mutual funds
                                                            for which N&B Management acts as
                                                            investment manager or administrator.


                                       34



                                  POSITIONS HELD
NAME, AGE, AND ADDRESS(1)         WITH THE TRUSTS           PRINCIPAL OCCUPATION(S)(2)
-------------------------         ---------------           --------------------------

Stacy Cooper-Shugrue (34)         Assistant Secretary       Assistant Vice President of N&B
                                  of each Trust             Management since 1993; prior
                                                            thereto, employee of N&B Management;
                                                            Assistant Secretary of eight other
                                                            mutual funds for which N&B
                                                            Management acts as investment
                                                            manager or administrator.

C. Carl Randolph (59)             Assistant Secretary       Principal of Neuberger & Berman
                                  of each Trust             since 1992; prior thereto, employee
                                                            of Neuberger & Berman; Assistant
                                                            Secretary of eight other mutual
                                                            funds for which N&B Management acts
                                                            as investment manager or
                                                            administrator.

Barbara DiGiorgio (38)            Assistant Treasurer       Assistant Vice President of N&B
                                  of each Trust             Management since 1993; prior
                                                            thereto, employee of N&B Management;
                                                            Assistant Treasurer since 1996 of
                                                            eight other mutual funds for which
                                                            N&B Management acts as investment
                                                            manager or administrator.

Celeste Wischerth (36)            Assistant Treasurer       Assistant Vice President of N&B
                                  of each Trust             Management since 1994; prior
                                                            thereto, employee of N&B Management;
                                                            Assistant Treasurer since 1996 of
                                                            eight other mutual funds for which
                                                            N&B Management acts as investment
                                                            manager or administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.

                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.

                             TABLE OF COMPENSATION

                       FOR THE FISCAL YEAR ENDED 8/31/96
                       ---------------------------------

                                                      TOTAL COMPENSATION FROM
                                  AGGREGATE          TRUSTS IN THE NEUBERGER &
NAME AND POSITION WITH           COMPENSATION           BERMAN FUND COMPLEX
THE TRUST                       FROM THE TRUST            PAID TO TRUSTEES
-----------------------         --------------       -------------------------

Faith Colish                          $0                    $38,500
Trustee                                               (5 other investment
                                                            companies)

Donald M. Cox                         $0                    $31,000
Trustee                                               (3 other investment
                                                            companies)

Stanley Egener                        $0                       $0
Chairman of the Board,                                (9 other investment
Chief Executive                                             companies)
Officer, and Trustee

Alan R. Gruber                        $0                      $28,000
Trustee                                               (3 other investment
                                                            companies)

Howard A. Mileaf                      $0                      $37,000
Trustee                                               (4 other investment
                                                            companies)

Edward I. O'Brien Trustee             $0                      $31,500
                                                       (3 other investment
                                                            companies)

John T. Patterson, Jr.                $0                      $40,500
Trustee                                                (4 other investment
                                                            companies)

                                                      TOTAL COMPENSATION FROM
                                  AGGREGATE          TRUSTS IN THE NEUBERGER &
NAME AND POSITION WITH           COMPENSATION           BERMAN FUND COMPLEX
THE TRUST                       FROM THE TRUST            PAID TO TRUSTEES
-----------------------         --------------       -------------------------

John P. Rosenthal                     $0                      $36,500
Trustee                                                (4 other investment
                                                            companies)

Cornelius T. Ryan                     $0                      $30,500
Trustee                                                (3 other investment
                                                            companies)

Gustave H. Shubert                    $0                      $30,500
Trustee                                                (3 other investment
                                                            companies)

Lawrence Zicklin                      $0                         $0
President and Trustee                                  (5 other investment
                                                            companies)


         At March 1, 1997, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.




               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

         Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved for each Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and was approved by the holders of the interests in all the Portfolios on August 2, 1993.

         The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

         N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

         N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to each Fund pursuant to an administration agreement with the Trust, dated November 1, 1994, as amended August 2, 1996 ("Administration Agreement"). Each Fund (except Neuberger & Berman GENESIS Assets) was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 25, 1995, and became subject to it on February 12, 1996. Neuberger & Berman GENESIS Assets was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 24, 1996, and became subject to it on March 31, 1997. For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

         Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. N&B Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, N&B Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.


         During the period from August 19, 1996 (commencement of operations) to August 31, 1996, Neuberger & Berman PARTNERS Assets accrued management and administration fees of $4. As of August 31, 1996, none of the other Funds had commenced operations; therefore, they had not accrued any management or administration fees.


         N&B Management has voluntarily undertaken until December 31, 1998, to reimburse each Fund for its Total Operating Expenses and its pro rata share of its corresponding Portfolio's Total Operating Expenses which, in the aggregate, exceed 1.50% per annum of the Fund's average daily net assets. "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. During the period from August 19, 1996 (commencement of operations) to August 31, 1996, N&B Management reimbursed Neuberger & Berman PARTNERS Assets for $13,840 of expenses. As noted above, none of the other Funds had commenced operations or accrued any fees or expenses as of August 31, 1996.

         The Management Agreement continues until August 2, 1997. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues until August 2, 1997. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

         The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------

         N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on July 15, 1993 and was approved by the holders of the interests in the Portfolios on August 2, 1993.

         The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.

         The Sub-Advisory Agreement continues until August 2, 1997 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

         Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED
----------------------------

         N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1996, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $15.2 billion, as shown in the following list:


                                                                    Approximate
                                                                   Net Assets at
                                                                    December 31,
                      NAME                                              1996
                      ----                                         -------------

Neuberger & Berman Cash Reserves Portfolio.........................$499,989,187
      (investment portfolio for Neuberger & Berman
      Cash Reserves)

Neuberger & Berman Government Money Portfolio......................$402,843,399
      (investment portfolio for Neuberger & Berman
      Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio.................$272,342,178
      (investment portfolio for Neuberger & Berman
      Limited Maturity Bond Fund and Neuberger &
      Berman Limited Maturity Bond Trust)

Neuberger & Berman Ultra Short Bond Portfolio.......................$89,819,435
      (investment portfolio for Neuberger & Berman
      Ultra Short Bond Fund and Neuberger & Berman
      Ultra Short Bond Trust)

Neuberger & Berman Municipal Money Portfolio.......................$135,494,410
      (investment portfolio for Neuberger & Berman
      Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio...................$38,634,808
      (investment portfolio for Neuberger & Berman
      Municipal Securities Trust)

Neuberger & Berman New York Insured
    Intermediate Portfolio...........................................$9,877,137
      (investment portfolio for Neuberger & Berman
      New York Insured Intermediate Fund)

                                                                    Approximate
                                                                   Net Assets at
                                                                    December 31,
                      NAME                                              1996
                      ----                                         -------------

Neuberger & Berman Focus Portfolio...............................$1,260,252,029
      (investment portfolio for Neuberger & Berman
      Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio...............................$398,343,946
      (investment portfolio for Neuberger & Berman
      Genesis Fund and Neuberger & Berman Genesis Trust)

Neuberger & Berman Guardian Portfolio............................$7,071,702,448
      (investment portfolio for Neuberger & Berman
      Guardian Fund, Neuberger & Berman Guardian
      Trust, and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio..........................$73,377,704
      (investment portfolio for Neuberger & Berman
      International Fund)

Neuberger & Berman Manhattan Portfolio.............................$574,606,109
      (investment portfolio for Neuberger & Berman
      Manhattan Fund, Neuberger & Berman
      Manhattan Trust, and Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio............................$2,405,865,742
      (investment portfolio for Neuberger & Berman
      Partners Fund, Neuberger & Berman Partners
      Trust, and Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive Portfolio...................$188,366,394
      (investment portfolio for Neuberger & Berman
      Socially Responsive Fund, Neuberger & Berman
      NYCDC Socially Responsive Trust, and
      Neuberger & Berman Socially Responsive Trust)

Advisers Managers Trust (six series).............................$1,695,378,078

         In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund, with assets of $70,276,858 at December 31, 1996.

         The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolios, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT
----------------------------------------

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President;

Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent
C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Sundman, Goldstein, Kassen, Simons, Gendelman and Risen and Mmes. Prindle and Vale are principals of Neuberger & Berman.

         Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                           DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR
-----------

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission and bears advertising and promotion expenses incurred in the sale of the Funds' shares.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Services Agreement dated February 12, 1996, as amended August 2, 1996 ("Distribution Agreement"). The Distribution Agreement was approved by the Fund Trustees, including a majority of the Independent Fund Trustees and a majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") ("Rule 12b-1 Trustees"), on October 25, 1995. The Distribution Agreement continues until August 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees and a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

RULE 12B-1 PLAN
---------------

         The Fund Trustees adopted the Plan on October 25, 1995, as amended on January 31, 1996 and August 2, 1996. Neuberger & Berman GENESIS Assets was authorized to become subject to the Plan by vote of the Fund Trustees on October 24, 1996, and became subject to it on March 31, 1997. The Plan provides that each Fund will compensate N&B Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, N&B Management receives from each Fund a fee at the annual rate of 0.25% of that Fund's average daily net assets. N&B Management may pay up to the full amount of this fee to Institutions that distribute or make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution and other services provided to the Fund.

         The Plan provides that a written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made must be provided to the Fund Trustees for their review at least quarterly.

         Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Fund Trustees noted that the purpose of the master/feeder fund structure is to permit access to a variety of markets. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more
effectively  by   Institutions   with  which   shareholders   have  an  existing
relationship.

         The Plan continues until August 2, 1997. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                        ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of any Fund for shares of one or more of the other Funds described in the Prospectus. Any Fund may terminate or modify its exchange privilege in the future.

         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                       ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

         The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

         Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

         Each  Fund   distributes   to  its   shareholders   amounts   equal  to
substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

         A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman GUARDIAN Assets distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income, if more than a de minimis amount, near the end of each calendar quarter.

         Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

         In order to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) options (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         Certain funds that invest in portfolios managed by N&B Management, including the Sister Funds, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Funds as well.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS
--------------------------

                  The Portfolios have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

         Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

         Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


         Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

         The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of options (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

         If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to satisfy those requirements to enable its corresponding Fund to qualify for this treatment for hedging transactions. To the extent a Portfolio does not do so, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

         Neuberger & Berman PARTNERS Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, Neuberger & Berman PARTNERS Assets) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash Neuberger & Berman PARTNERS Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease Neuberger & Berman PARTNERS Assets' investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce Neuberger & Berman PARTNERS Portfolio's ability to sell other securities, or certain Hedging Instruments or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

         Neuberger & Berman acts as each Portfolio's principal broker in the purchase and sale of its portfolio securities (other than the substantial portion of the portfolio transactions of Neuberger & Berman GENESIS Portfolio that involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities) and in connection with the writing of covered call options on its securities.

         During the fiscal year ended August 31, 1994, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $655,640, of which $525,610 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $940,324, of which $543,020 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 65.36% of the aggregate dollar amount of transactions involving the payment of commissions, and 57.75% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 85.38% of the $397,304 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $144,595,529) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear Stearns & Co. Inc., Exxon Credit Corp., General Electric Capital Corp., and Morgan Stanley & Co., Inc.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear Stearns & Co. Inc., $5,142,500 and Morgan Stanley & Co., Inc., $10,266,250.

         During the fiscal year ended August 31, 1994, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $287,587, of which $170,883 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $199,718, of which $118,014 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $206,150, of which $95,999 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 47.65% of the aggregate dollar amount of transactions involving the payment of commissions, and 46.57% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 85.22% of the $110,151 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $32,575,132) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $2,200,000.

         During the fiscal year ended August 31, 1994, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $719,994, of which $567,972 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,165,851, of which $583,212 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 56.27% of the aggregate dollar amount of transactions involving the payment of commissions, and 50.02% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 89.49% of the $582,639 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $257,981,759) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $15,312,000 and General Electric Capital Corp., $29,400,000.

         During the fiscal year ended August 31, 1994, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $2,207,401, of which $1,647,807 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 54.13% of the aggregate dollar amount of transactions involving the payment of commissions, and 51.44% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 83.78% of the $3,344,463 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,568,004,886) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith, Inc., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Merrill Lynch, Pierce, Fenner & Smith, Inc., $76,562,500.

         During the fiscal year ended August 31, 1994, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $2,994,540, of which $2,031,570 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1995, that Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman.

         During the fiscal year ended August 31, 1996, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,697,854, of which $2,741,666 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 61.16% of the aggregate dollar amount of transactions involving the payment of commissions, and 58.36% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 93.84% of the $1,956,188 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,078,447,908) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, that Portfolio acquired securities of the following of its Regular B/Ds: Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $30,000,000.

         Insofar as portfolio transactions of Neuberger & Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

         Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If in any month a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.

         During the fiscal years ended August 31, 1996, 1995 and 1994, the Portfolios earned the following amounts of interest income from the collateralization of securities loans, from which Neuberger & Berman was paid the indicated amounts:


                                                          Neuberger & Berman
                                -----------------------------------------------------------------
                                  GUARDIAN      FOCUS        PARTNERS      GENESIS     MANHATTAN
                                 PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO

1994

  Interest                      $  147,103   $   38,627     $   16,085       $0        $        0
  Payment to N&B                $  119,620   $   33,225     $   13,880       $0        $        0


  1995
  Interest                      $1,430,672   $  327,447     $   52,410       $0        $  507,239
  Payment to N&B                $1,252,190   $  291,207     $   48,736       $0        $  270,594


 1996
  Interest                      $2,427,096   $  368,663     $  173,908       $0        $  301,788
  Payment to N&B                $2,129,341   $  330,001     $  118,041       $0        $  186,163


         Each Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

         In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger & Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

         A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

         To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

         A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

         Mark R. Goldstein; Judith M. Vale; Kent C. Simons and Kevin L. Risen; and Michael M. Kassen and Robert I. Gendelman, each of whom is a Vice President of N&B Management (except for Mr. Risen and Mr. Gendelman, who are Assistant Vice Presidents) and a principal of Neuberger & Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman MANHATTAN, Neuberger & Berman GENESIS, Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, and Neuberger & Berman PARTNERS Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Goldstein is unavailable to perform his responsibilities, Susan Switzer, who is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman MANHATTAN Portfolio.

PORTFOLIO TURNOVER
------------------

         A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

         The portfolio turnover rates for each Portfolio were as follows:

                                                       Year Ended August 31,
                                                     1996                1995
-----------------------------------------------------------------------------

Neuberger & Berman FOCUS Portfolio                    39%                 36%
Neuberger & Berman GENESIS Portfolio                  21%                 37%
Neuberger & Berman GUARDIAN Portfolio                 37%                 26%
Neuberger & Berman MANHATTAN Portfolio                53%                 44%
Neuberger & Berman PARTNERS Portfolio                 96%                 98%

         The average commission rates paid by each Portfolio were as follows:

                                                               Year Ended
                                                            August 31, 1996
---------------------------------------------------------------------------

Neuberger & Berman FOCUS Portfolio                              $0.0578
Neuberger & Berman GENESIS Portfolio                            $0.0576
Neuberger & Berman GUARDIAN Portfolio                           $0.0580
Neuberger & Berman MANHATTAN Portfolio                          $0.0373
Neuberger & Berman PARTNERS Portfolio                           $0.0494


                            REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                  ORGANIZATION

         Prior to January 1, 1995, the name of Neuberger & Berman FOCUS Portfolio was Neuberger & Berman Selected Sectors Portfolio.


                          CUSTODIAN AND TRANSFER AGENT

         Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for each Portfolio.


                        INDEPENDENT AUDITORS/ACCOUNTANTS

         Each Fund and Portfolio (other than Neuberger & Berman MANHATTAN Assets and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger & Berman MANHATTAN Assets and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.

                                 LEGAL COUNSEL

         Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at March 10, 1997.

                                                                 PERCENTAGE OF
                                                                  OWNERSHIP AT
                        NAME AND ADDRESS                          MARCH 10,1997
                        ----------------                         --------------

Neuberger & Berman      Neuberger & Berman Management Inc.            100%
MANHATTAN Assets        605 Third Avenue
                        2nd Floor
                        New York, NY 10158-0180

Neuberger & Berman      Neuberger & Berman Management Inc.            100%
FOCUS Assets            605 Third Avenue
                        2nd Floor
                        New York, NY 10158-0180

Neuberger & Berman      Travelers Insurance Co.                     53.17%
GUARDIAN Assets         5MS - One Tower Square
                        Hartford, CT 06183-0001
                        First Citizens Bank & Trust -               40.66%
                          W.P. Hickman
                          401(k) Profit Sharing Plan
                        2917 Highwoods Blvd.
                        Raleigh, NC  27604-1021

                        Neuberger & Berman Management Inc.           6.17%
                        605 Third Avenue
                        2nd Floor
                        New York, NY 10158-0180

Neuberger & Berman      Travelers Insurance Co.                      83.19%
PARTNERS Assets         5MS - One Tower Square Hartford, CT
                        06183-0001

                                                                 PERCENTAGE OF
                                                                  OWNERSHIP AT
                        NAME AND ADDRESS                          MARCH 10,1997
                        ----------------                         --------------

                        Neuberger & Berman Management Inc.           16.81%
                        605 Third Avenue
                        2nd Floor
                        New York, NY 10158-0180



                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Annual Report to Shareholders of Neuberger & Berman PARTNERS Assets for the fiscal period ended August 31, 1996:


              The audited financial statements of the Fund and the Portfolio and notes thereto for the fiscal period ended August 31, 1996, and the report of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman PARTNERS Assets and Portfolio.

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Annual Report to Shareholders of Neuberger & Berman Equity Trust for the fiscal year ended August 31, 1996:


              The audited financial statements of the Portfolios and notes thereto for the fiscal year ended August 31, 1996, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Focus Portfolio, Neuberger & Berman GENESIS Portfolio and Neuberger & Berman GUARDIAN Portfolio, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Portfolio.

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Semi-Annual Report to Shareholders of Neuberger & Berman Equity Assets for the period ended February 28, 1997:





              The unaudited financial statements of the Funds and Portfolios (except for Neuberger & Berman GENESIS Fund and Portfolio) and notes thereto for the period ended February 28, 1997.

                         Appendix A


                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                S&P CORPORATE BOND RATINGS:
                --------------------------

                AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                CI - The rating CI is reserved for income bonds on which no interest is being paid.

                D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                MOODY'S CORPORATE BOND RATINGS:
                ------------------------------

                AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

                A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                BAA - Bonds which are rated BAA are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                BA - Bonds rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                CAA - Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                CA - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


                S&P COMMERCIAL PAPER RATINGS:
                ----------------------------

                A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                MOODY'S COMMERCIAL PAPER RATINGS
                --------------------------------

                Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                -  Leading market positions in well-established industries.

                -  High rates of return on funds employed.

                - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B





THE ART OF INVESTMENT:
A CONVERSATION WITH ROY NEUBERGER

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During  my more than  sixty-five  years of  buying  and  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account. Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments, Rule #3: Be broad-gauged. Diversify your make sure that some of your investments, make sure that some of your principal is kept safe, and principal is kept safe, and try to increase try to increase your income your income as well as your capital. as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-

                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity. The market rarely rises or declines concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.

                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One  should  fall in love  with  ideas,  with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last   thing  to  fall  in  love  with  is  a
book, the last thing to            particular  security.  It is after all just a
fall in love with is a             sheet of paper indicating a part ownership in
particular security."              a   corporation   and  its   use  is   purely
                                   mercenary. If you must love a security, stay in love with it until it gets overvalued;
                                   then let somebody else fall in love.




                                                [PICTURE OF ROY NEUBERGER]

                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW  WOULD   YOU   DESCRIBE   YOUR   PERSONAL
                                   INVESTING STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident. This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?

                                   The only money I managed in the Panic of 1929 was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW  DID  THE  CRASH  OF  1929   AFFECT  YOUR
                                   INVESTING STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO MARKET BEHAVIOR?


                                   There are many factors in addition to economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND SIMILARITIES BETWEEN SELECTING STOCKS AND SELECTING WORKS OF ART?

                                   Both are an art, although picking stocks is a
                                   minor art compared with  painting,  sculpture
"When things look bad, I           or  literature.  I started  buying art in the
become optimistic.  When           30s,  and in the 40s it was a  daily,  almost
everything looks rosy, and         hourly occurrence.  My inclination to buy the
the crowd is optimistic, I         works of living  artists comes from Van Gogh,
like to be a seller."              who  sold  only  one   painting   during  his
                                   lifetime. He died in poverty, only then to become a legend and have his work sold for millions of dollars.
















                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.

                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s,  Roy  studied  art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy  began  his  investment  career  by
                                   joining a brokerage firm in 1929, seven months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing  acumen  attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.

                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger  & Berman  has grown  through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger  &  Berman   Guardian   Fund,
                                         including   fees  and  expenses,   call
                                         Neuberger   &  Berman   Management   at
                                         800-877-  9700  for a free  prospectus.
                                         Please  read it  carefully,  before you
                                         invest or send money.

                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A


                                     PART C


                                OTHER INFORMATION



ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements:


            The audited financial statements contained in the Annual Report to Shareholders of Neuberger & Berman Partners Assets for the fiscal period ended August 31, 1996, with respect to Neuberger & Berman Partners Assets and Portfolio (series of Neuberger & Berman Equity Assets and Equity Managers Trust, respectively); the audited financial statements contained in the Annual Report to Shareholders of Neuberger & Berman Equity Trust for the fiscal year ended August 31, 1996, with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio, Neuberger & Berman Guardian Portfolio, and Neuberger & Berman Manhattan Portfolio (each a series of Equity Managers Trust); and the unaudited financial statements contained in the Semi-Annual Report to Shareholders of Registrant for the six-month period ended February 28, 1997, with respect to Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, and Neuberger & Berman Partners Assets (each a series of Neuberger & Berman Equity Assets) and Neuberger & Berman Focus Portfolio, Neuberger & Berman Guardian Portfolio, Neuberger & Berman Manhattan Portfolio, and Neuberger & Berman Partners Portfolio (each a series of Equity Managers Trust) are incorporated into the Statement of Additional Information by reference.


      Included in Part A of this Post-Effective Amendment:


            FINANCIAL HIGHLIGHTS for Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, and Neuberger & Berman Partners Assets for the period indicated therein.

(b)   Exhibits:


      Exhibit
      NUMBER               DESCRIPTION
      -------           -------------------

             (1)  (a)   Certificate of Trust.  Incorporated by Reference to
                        Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement, File Nos. 33-82568 and
                        811-8106, EDGAR Accession No. 0000898432-95-000393.


                  (b) Trust Instrument of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.


                  (c) Schedule A - Current Series of Neuberger & Berman Equity Assets. Filed Herewith.

             (2)        By-Laws of Neuberger & Berman Equity Assets.
                        Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (3)        Voting Trust Agreement.  None.

             (4)  (a)   Trust Instrument of Neuberger & Berman Equity Assets,
                        Articles IV, V, and VI.  Incorporated by Reference to
                        Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement, File Nos. 33-82568 and
                        811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (b) By-Laws of Neuberger & Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (5)  (a)   (i)   Management Agreement Between Equity Managers
                              Trust and Neuberger & Berman Management
                              Incorporated.  Incorporated by Reference to
                              Post-Effective Amendment No. 70 to Registration
                              Statement of Neuberger & Berman Equity Funds,
                              File Nos. 2-11357 and 811-582, EDGAR Accession
                              No. 0000898432-95-000314.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                        (iii) Schedule B - Schedule of Compensation Under the
                              Management Agreement.  Incorporated by
                              Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                  (b)   (i)   Sub-Advisory Agreement Between Neuberger &
                              Berman Management Incorporated and Neuberger &
                              Berman with Respect to Equity Managers Trust.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 70 to Registration Statement of
                              Neuberger & Berman Equity Funds, File Nos.
                              2-11357 and 811-582, EDGAR Accession No.
                              0000898432-95-000314.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                      (iii) Substitution Agreement Among Neuberger & Berman
                              Management Incorporated, Equity Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, Edgar Accession No. 0000898432-96-000557.

             (6)  (a)   (i)   Distribution Agreement Between Neuberger &
                              Berman Equity Assets and Neuberger & Berman
                              Management Incorporated with Respect to
                              Neuberger & Berman Socially Responsive Trust.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 1 to Registrant's Registration
                              Statement, File Nos. 33-82568 and 811-8106,
                              EDGAR Accession No. 0000898432-95-000393.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (b)   (i)   Distribution and Services Agreement Between
                              Neuberger & Berman Equity Assets and Neuberger
                              & Berman Management Incorporated with Respect to Other Series. Incorporated by Reference to
                              Post-Effective Amendment No. 5 to Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-8106, Edgar Accession No.
                              0000898432-96-000576.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Distribution and Services Agreement. Filed Herewith.

             (7)        Bonus, Profit Sharing or Pension Plans.  None.

             (8)  (a)   Custodian Contract Between Neuberger & Berman Equity
                        Assets and State Street Bank and Trust Company.
                        Incorporated by Reference to Post-Effective Amendment
                        No. 3 to Registrant's Registration Statement, File
                        Nos. 33-82568 and 811-8106, Edgar Accession
                        No. 0000898432-96-000048.

                  (b) Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

                  (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000558.

                  (d) Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets and Neuberger & Berman Partners Assets as Portfolios Governed by the Custodian Contract. Filed Herewith.

                  (e) Form of Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Genesis Assets as a Portfolio Governed by the Custodian Contract. Filed Herewith.

             (9)  (a)   (i)   Transfer Agency Agreement Between Neuberger &
                              Berman Equity Assets and State Street Bank and
                              Trust Company. Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-8106, Edgar Accession
                              No. 0000898432-96-000048.

                        (ii) Schedule of Compensation under the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession
                              No. 0000898432-96-000558.

                        (iii) Agreement Between Neuberger & Berman Equity
                              Assets and State Street Bank and Trust Company Adding Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets and Neuberger & Berman Partners Assets as Portfolios Governed by the Transfer Agency Agreement. Filed Herewith

                        (iv) Form of Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Genesis Assets as a Portfolio Governed by the Transfer Agency Agreement. Filed Herewith.

                  (b)   (i)   Administration Agreement Between Neuberger &
                              Berman Equity Assets and Neuberger & Berman
                              Management Incorporated.  Incorporated by
                              Reference to Post-Effective Amendment No. 3 to
                              Registrant's Registration Statement, File
                              Nos. 33-82568 and 811-8106, Edgar Accession
                              No. 0000898432-96-000048.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Administration Agreement. Filed Herewith.

                        (iii) Schedule B - Schedule of Compensation Under the
                              Administration Agreement.  Incorporated by
                              Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                              Nos. 33-82568 and 811-8106, Edgar Accession
                              No. 0000898432-96-000048.

             (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal Year Ended August 31, 1996, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000463.

             (11) (a) Consent of Ernst & Young LLP, Independent Auditors. Filed Herewith.

                  (b) Consent of Coopers & Lybrand L.L.P., Independent Accountants. Filed Herewith.

             (12)       Financial Statements Omitted from Prospectus.  None.

             (13)       Letter of Investment Intent.  None.

             (14)       Prototype Retirement Plan.  None.

             (15) (a) Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000576.

                  (b) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Plan Pursuant to Rule 12b-1. Filed Herewith.

             (16)       Schedule of Computation of Performance Quotations.
                        None.

             (17)       Financial Data Schedule.  Filed Herewith.

             (18)       Plan Pursuant to Rule 18f-3.  None.


ITEM 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------      -------------------------------------------------------------

             No person is controlled by or under common control with the Registrant.


ITEM 26.     NUMBER OF HOLDERS OF SECURITIES.
-------      -------------------------------

             The following information is given as of March 10, 1997:

                                                               NUMBER OF
             TITLE OF CLASS                                 RECORD HOLDERS
             --------------                                 --------------

             Shares of beneficial
             interest, $0.001 par value, of:

             Neuberger & Berman Focus Assets                      1
             Neuberger & Berman Genesis Assets                    0
             Neuberger & Berman Guardian Assets                   3
             Neuberger & Berman Manhattan Assets                  1
             Neuberger & Berman Partners Assets                   2
             Neuberger & Berman Socially Responsive Trust         1


ITEM 27.     INDEMNIFICATION.
-------      ---------------

             A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

             Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

             Section 9 of the Management Agreement between Equity Managers Trust ("Managers Trust") and Neuberger & Berman Management Inc. ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of Managers Trust at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or any series thereof or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

             Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

             Section 8 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of each Series for performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders of the Registrant, its Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future shall be personally liable therefor. Section 9 of the Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 10 of the Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of the Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement with respect to such Series; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

             Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.
-------      ---------------------------------------------------------

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               -------------------------------

Claudia A. Brandon                 Secretary,   Neuberger   &  Berman   Advisers
Vice President,                    Management  Trust (Delaware  business trust);
N&B Management                     Secretary,     Advisers    Managers    Trust;
                                   Secretary,   Neuberger   &  Berman   Advisers
                                   Management  Trust   (Massachusetts   business
                                   trust)  (1);  Secretary,  Neuberger  & Berman
                                   Income Funds;  Secretary,  Neuberger & Berman
                                   Income Trust;  Secretary,  Neuberger & Berman
                                   Equity Funds;  Secretary,  Neuberger & Berman
                                   Equity  Trust;  Secretary,   Income  Managers
                                   Trust;  Secretary,   Equity  Managers  Trust;
                                   Secretary,  Global Managers Trust;  Secretary
                                   Neuberger & Berman Equity Assets.

Stacy Cooper-Shugrue               Assistant   Secretary,   Neuberger  &  Berman
Assistant Vice President,          Advisers  Management Trust (Delaware business
N&B Management                     trust);    Assistant   Secretary,    Advisers
                                   Managers    Trust;    Assistant    Secretary,
                                   Neuberger & Berman Advisers  Management Trust
                                   (Massachusetts business trust) (1); Assistant
                                   Secretary,  Neuberger & Berman  Income Funds;
                                   Assistant   Secretary,   Neuberger  &  Berman
                                   Income Trust; Assistant Secretary,  Neuberger
                                   & Berman Equity Funds;  Assistant  Secretary,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Secretary,  Income Managers Trust;  Assistant
                                   Secretary,  Equity Managers Trust;  Assistant
                                   Secretary,  Global Managers Trust;  Assistant
                                   Secretary, Neuberger & Berman Equity Assets.


Barbara DiGiorgio,                 Assistant   Treasurer,   Neuberger  &  Berman
Assistant Vice President,          Advisers  Management Trust (Delaware business
N&B Management                     trust);    Assistant   Treasurer,    Advisers
                                   Managers    Trust;    Assistant    Treasurer,
                                   Neuberger & Berman  Income  Funds;  Assistant
                                   Treasurer,  Neuberger & Berman  Income Trust;
                                   Assistant   Treasurer,   Neuberger  &  Berman
                                   Equity Funds; Assistant Treasurer,  Neuberger
                                   & Berman Equity Trust;  Assistant  Treasurer,
                                   Income Managers Trust;  Assistant  Treasurer,
                                   Equity Managers Trust;  Assistant  Treasurer,
                                   Global Managers Trust;  Assistant  Treasurer,
                                   Neuberger & Berman Equity Assets.

Stanley Egener                     Chairman of the Board and Trustee,  Neuberger
President and Director,            & Berman Advisers  Management Trust (Delaware
N&B Management; Principal,         business  trust);  Chairman  of the Board and
Neuberger & Berman                 Trustee, Advisers Managers Trust; Chairman of
                                   the Board  and  Trustee,  Neuberger  & Berman
                                   Advisers   Management  Trust   (Massachusetts
                                   business  trust)  (1);  Chairman of the Board
                                   and Trustee, Neuberger & Berman Income Funds;
                                   Chairman of the Board and Trustee,  Neuberger
                                   & Berman Income Trust;  Chairman of the Board
                                   and Trustee, Neuberger & Berman Equity Funds;
                                   Chairman of the Board and Trustee,  Neuberger
                                   & Berman Equity Trust;  Chairman of the Board
                                   and Trustee,  Income Managers Trust; Chairman
                                   of the Board  and  Trustee,  Equity  Managers
                                   Trust;  Chairman  of the Board  and  Trustee,
                                   Global Managers Trust;  Chairman of the Board
                                   and  Trustee,   Neuberger  &  Berman   Equity
                                   Assets.

Theodore P. Giuliano               President  and  Trustee,  Neuberger  & Berman
Vice President and Director,       Income   Funds;    President   and   Trustee,
N&B Management; Principal,         Neuberger & Berman  Income  Trust;  President
Neuberger & Berman                 and Trustee, Income Managers Trust.

C. Carl Randolph                   Assistant   Secretary,   Neuberger  &  Berman
Principal,                         Advisers  Management Trust (Delaware business
Neuberger & Berman                 trust);    Assistant   Secretary,    Advisers
                                   Managers    Trust;    Assistant    Secretary,
                                   Neuberger & Berman Advisers  Management Trust
                                   (Massachusetts business trust) (1); Assistant
                                   Secretary,  Neuberger & Berman  Income Funds;
                                   Assistant   Secretary,   Neuberger  &  Berman
                                   Income Trust; Assistant Secretary,  Neuberger
                                   & Berman Equity Funds;  Assistant  Secretary,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Secretary,  Income Managers Trust;  Assistant
                                   Secretary,  Equity Managers Trust;  Assistant
                                   Secretary,  Global Managers Trust;  Assistant
                                   Secretary, Neuberger & Berman Equity Assets.

Felix Rovelli                      Senior Vice President-Senior Equity Portfolio
Vice President,                    Manager, BNP-N&B Global Asset Management L.P.
N&B Management                     (joint  venture  of  Neuberger  & Berman  and
                                   Banque Nationale de Paris) (2).

Richard Russell                    Treasurer,   Neuberger   &  Berman   Advisers
Vice President,                    Management  Trust (Delaware  business trust);
N&B Management                     Treasurer,     Advisers    Managers    Trust;
                                   Treasurer,   Neuberger   &  Berman   Advisers
                                   Management  Trust   (Massachusetts   business
                                   trust)  (1);  Treasurer,  Neuberger  & Berman
                                   Income Funds;  Treasurer,  Neuberger & Berman
                                   Income Trust;  Treasurer,  Neuberger & Berman
                                   Equity Funds;  Treasurer,  Neuberger & Berman
                                   Equity  Trust;  Treasurer,   Income  Managers
                                   Trust;  Treasurer,   Equity  Managers  Trust;
                                   Treasurer,  Global Managers Trust; Treasurer,
                                   Neuberger & Berman Equity Assets.

Daniel J. Sullivan                 Vice  President,  Neuberger & Berman Advisers
Senior Vice President,             Management  Trust (Delaware  business trust);
N&B Management                     Vice President, Advisers Managers Trust; Vice
                                   President,   Neuberger   &  Berman   Advisers
                                   Management  Trust   (Massachusetts   business
                                   trust)  (1);  Vice  President,   Neuberger  &
                                   Berman   Income   Funds;    Vice   President,
                                   Neuberger  &  Berman   Income   Trust;   Vice
                                   President,  Neuberger & Berman  Equity Funds;
                                   Vice  President,  Neuberger  & Berman  Equity
                                   Trust; Vice President, Income Managers Trust;
                                   Vice President,  Equity Managers Trust;  Vice
                                   President,   Global  Managers   Trust;   Vice
                                   President, Neuberger & Berman Equity Assets.

Michael J. Weiner                  Vice  President,  Neuberger & Berman Advisers
Senior Vice President,             Management  Trust (Delaware  business trust);
N&B Management                     Vice President, Advisers Managers Trust; Vice
                                   President,   Neuberger   &  Berman   Advisers
                                   Management  Trust   (Massachusetts   business
                                   trust)  (1);  Vice  President,   Neuberger  &
                                   Berman   Income   Funds;    Vice   President,
                                   Neuberger  &  Berman   Income   Trust;   Vice
                                   President,  Neuberger & Berman  Equity Funds;
                                   Vice  President,  Neuberger  & Berman  Equity
                                   Trust; Vice President, Income Managers Trust;
                                   Vice President,  Equity Managers Trust;  Vice
                                   President,   Global  Managers   Trust;   Vice
                                   President, Neuberger & Berman Equity Assets.

Celeste Wischerth,                 Assistant   Treasurer,   Neuberger  &  Berman
Assistant Vice President,          Advisers  Management Trust (Delaware business
N&B Management                     trust);    Assistant   Treasurer,    Advisers
                                   Managers    Trust;    Assistant    Treasurer,
                                   Neuberger & Berman  Income  Funds;  Assistant
                                   Treasurer,  Neuberger & Berman  Income Trust;
                                   Assistant   Treasurer,   Neuberger  &  Berman
                                   Equity Funds; Assistant Treasurer,  Neuberger
                                   & Berman Equity Trust;  Assistant  Treasurer,
                                   Income Managers Trust;  Assistant  Treasurer,
                                   Equity Managers Trust;  Assistant  Treasurer,
                                   Global Managers Trust;  Assistant  Treasurer,
                                   Neuberger & Berman Equity Assets.

Lawrence Zicklin                   President  and  Trustee,  Neuberger  & Berman
Director, N&B Management;          Advisers  Management Trust (Delaware business
Principal, Neuberger & Berman      trust);   President  and  Trustee,   Advisers
                                   Managers   Trust;   President   and  Trustee,
                                   Neuberger & Berman Advisers  Management Trust
                                   (Massachusetts business trust) (1); President and Trustee, Neuberger & Berman Equity Funds;
                                   President  and  Trustee,  Neuberger  & Berman
                                   Equity Trust;  President and Trustee,  Equity
                                   Managers  Trust;  President,  Global Managers
                                   Trust;  President  and  Trustee,  Neuberger &
                                   Berman Equity Assets.

             The principal address of N&B Management, Neuberger & Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

--------------------------

(1)   Until April 30, 1995.
(2)   Until October 31, 1995.

ITEM 29.    PRINCIPAL UNDERWRITERS.


      (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger & Berman Advisers Management Trust
            Neuberger & Berman Equity Funds
            Neuberger & Berman Equity Trust
            Neuberger & Berman Income Funds
            Neuberger & Berman Income Trust

            N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------------

Claudia A. Brandon       Vice President                Secretary

Patrick T. Byrne         Vice President                None

Richard A. Cantor        Chairman of the Board and     None
                         Director

Robert Conti             Treasurer                     None

Stacy Cooper-Shugrue     Assistant Vice President      Assistant Secretary

William Cunningham       Vice President                None

Clara Del Villar         Vice President                None

Barbara DiGiorgio        Assistant Vice President      Assistant Treasurer

Roberta D'Orio           Assistant Vice President      None

                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------------

Stanley Egener           President and Director        Chairman of the Board,
                                                       Chief Executive Officer,
                                                       and Trustee

Joseph G. Galli          Assistant Vice President      None

Robert I. Gendelman      Assistant Vice President      None

Mark R. Goldstein        Vice President                None

Theodore P. Giuliano     Vice President and            None
                         Director

Leslie Holliday-Soto     Assistant Vice President      None

Jody L. Irwin            Assistant Vice President      None

Michael M. Kassen        Vice President and            None
                         Director

Irwin Lainoff            Director                      None

Michael Lamberti         Vice President                None

Josephine Mahaney        Vice President                None

Carmen G. Martinez       Assistant Vice President      None

Ellen Metzger            Vice President and            None
                         Secretary

Paul Metzger             Vice President                None

Loraine Olavarria        Assistant Secretary           None

Janet W. Prindle         Vice President                None

Joseph S. Quirk          Assistant Vice President      None

Kevin L. Risen           Assistant Vice President      None

Felix Rovelli            Vice President                None

Richard Russell          Vice President                Treasurer and Principal
                                                       Accounting Officer

                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------------


Kent C. Simons           Vice President                None

Frederick B. Soule       Vice President                None

Daniel J. Sullivan       Senior Vice President         Vice President

Peter E. Sundman         Senior Vice President         None

Susan Switzer            Assistant Vice President      None

Andrea Trachtenberg      Vice President of             None
                         Marketing

Judith M. Vale           Vice President                None

Susan Walsh              Vice President                None

Michael J. Weiner        Senior Vice President         Vice President and
                                                       Principal Financial
                                                       Officer

Celeste Wischerth        Assistant Vice President      Assistant Treasurer

Thomas Wolfe             Vice President                None

KimMarie Zamot           Assistant Vice President      None

Lawrence Zicklin         Director                      Trustee and President


      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 31.    MANAGEMENT SERVICES

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

ITEM 32.    UNDERTAKINGS

            Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman Genesis Assets, which need not be certified, within four to six months from the date of that Fund's commencement of operations.

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders of Neuberger & Berman Partners Assets, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY ASSETS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of March, 1997.


                                      NEUBERGER & BERMAN EQUITY ASSETS


                                     By:/s/ Lawrence Zicklin
                                        -------------------------------
                                           Lawrence Zicklin*
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                         TITLE                           DATE
---------                         -----                           ----


/s/ Faith Colish                  Trustee                      March 27, 1997
---------------------------
Faith Colish*


/s/ Donald M. Cox                 Trustee                      March 27, 1997
---------------------------
Donald M. Cox*


/s/ Stanley Egener                Chairman of the Board        March 27, 1997
---------------------------           and Trustee (Chief
Stanley Egener*                       Executive Officer)


/s/ Howard A. Mileaf              Trustee                      March 27, 1997
---------------------------
Howard A. Mileaf*

                       (Signatures continued on next page)

SIGNATURE                         TITLE                             DATE
---------                         -----                             ----

/s/ Edward I. O'Brien             Trustee                      March 27, 1997
---------------------------
Edward I. O'Brien*


/s/ John T. Patterson, Jr.        Trustee                      March 27, 1997
---------------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal             Trustee                      March 27, 1997
---------------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan             Tustee                       March 27, 1997
---------------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert            Trustee                      March 27, 1997
---------------------------
Gustave H. Shubert*


/s/ Alan R. Gruber
---------------------------       Trustee                      March 27, 1997
Alan R. Gruber*


/s/ Lawrence Zicklin              President and Trustee        March 27, 1997
---------------------------
Lawrence Zicklin*


/s/ Michael J. Weiner             Vice President (Principal    March 27, 1997
---------------------------         Financial Officer)
Michael J. Weiner*


/s/ Richard Russell               Treasurer (Principal         March 27, 1997
---------------------------         Financial Officer
Richard Russell*



     * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 8 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of March, 1997.

                              EQUITY MANAGERS TRUST


                                      By: /s/ Lawrence Zicklin
                                            ------------------------
                                            Lawrence Zicklin*
                                            President


         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                     TITLE                         DATE
---------                     -----                         ----


/s/ Faith Colish
--------------------          Trustee                       March 27, 1997
Faith Colish*


/s/ Donald M. Cox
--------------------          Trustee                       March 27, 1997
Donald M. Cox*


/s/ Stanley Egener            Chairman of the Board         March 27, 1997
--------------------            and Trustee (Chief
Stanley Egener*                 Executive Officer)


/s/ Howard A. Mileaf
--------------------          Trustee                       March 27, 1997
Howard A. Mileaf*


/s/ Edward I. O'Brien
--------------------          Trustee                       March 27, 1997
Edward I. O'Brien*


                          (signatures continued on next page)

SIGNATURE                     TITLE                         DATE
---------                     -----                         ----

/s/ John T. Patterson         Trustee                       March 27, 1997
-----------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal         Trustee                       March 27, 1997
----------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan         Trustee                       March 27, 1997
----------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert        Trustee                       March 27, 1997
----------------------
Gustave H. Shubert*


/s/ Alan R. Gruber            Trustee                       March 27, 1997
----------------------
Alan R. Gruber*


/s/ Lawrence Zicklin          President and Trustee         March 27, 1997
--------------------
Lawrence Zicklin*


/s/ Michael J. Weiner         Vice President (Principal     March 27, 1997
---------------------           Financial Officer
Michael J. Weiner*


/s/ Richard Russell           Treasurer (Principal          March 27, 1997
--------------------            Accounting Officer)
Richard Russell*




     * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY



         NEUBERGER & BERMAN EQUITY ASSETS, a Delaware business trust ("Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Dana L. Platt, Susan M. Casey and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940, any registration statements on Form N-14, and any and all amendments to such registration statements on Form N-1A or Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such registration statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, NEUBERGER & BERMAN EQUITY ASSETS has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 24th day of October, 1996.


                                            NEUBERGER & BERMAN EQUITY ASSETS



                                                /s/ Lawrence Zicklin
                                            By:  ---------------------------
                                                 Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary

     Signature                               Title
     ---------                               -----


/s/ Stanley Egener
----------------------------          Chairman of the Board, Chief Executive
Stanley Egener                        Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------          President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------          Vice President and Principal Financial
Michael J. Weiner                     Officer


/s/ Richard Russell
----------------------------          Treasurer and Principal Accounting Officer
Richard Russell


/s/ Faith Colish
----------------------------          Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------          Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------          Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------          Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------          Trustee
Edward I. O'Brien

     Signature                               Title
     ---------                               -----


/s/ John T. Patterson, Jr.
----------------------------          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------          Trustee
Gustave H. Shubert

                                POWER OF ATTORNEY


         EQUITY MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Susan M. Casey, Dana L. Platt and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any feeder fund Registration Statements on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, any amendments to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940, any registration statements on Form N-14 and any amendments thereto, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of such feeder fund, any such registration statement or amendments, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, EQUITY MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands this 24th day of October, 1996.


                                            EQUITY MANAGERS TRUST


                                                 /s/ Lawrence Zicklin
                                            By:  ---------------------------
                                                 Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary
                       [Signatures Continued on Next Page]

     Signature                               Title
     ---------                               -----


/s/ Stanley Egener
----------------------------          Chairman of the Board, Chief Executive
Stanley Egener                        Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------          President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------          Vice President and Principal Financial
Michael J. Weiner                     Officer


/s/ Richard Russell
----------------------------          Treasurer and Principal Accounting Officer
Richard Russell


/s/ Faith Colish
----------------------------          Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------          Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------          Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------          Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------          Trustee
Edward I. O'Brien

     Signature                               Title
     ---------                               -----


/s/ John T. Patterson, Jr.
----------------------------          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------          Trustee
Gustave H. Shubert

                        NEUBERGER & BERMAN EQUITY ASSETS

                   POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
--------      --------------------------------------------------    ------------

(1)           (a)   Certificate of Trust.  Incorporated by              N.A.
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (b)   Trust Instrument of Neuberger & Berman              N.A.
                    Equity Assets.  Incorporated by Reference to
                        Post-Effective Amendment No. 1 to
                    Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (c)   Schedule A - Current Series of Neuberger &          N.A.
                    Berman Equity Assets.  Filed Herewith.

(2)           By-Laws of Neuberger & Berman Equity Assets.              N.A.
              Incorporated by Reference to Post-Effective
              Amendment No. 1 to Registrant's Registration
              Statement, File Nos. 33-82568 and 811-8106, EDGAR
              Accession No. 0000898432-95-000393.

(3)           Voting Trust Agreement.  None.                            N.A.

(4)           (a)   Trust Instrument of Neuberger & Berman
                    Equity Assets, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 1 to Registrant's Registration
                    Statement, File Nos. 33-82568 and 811-8106,
                    EDGAR Accession No. 0000898432-95-000393.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
--------      --------------------------------------------------    ------------

              (b) By-Laws of Neuberger & Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

(5)           (a)   (i)    Management Agreement Between Equity          N.A.
                           Managers Trust and Neuberger & Berman
                            Management Incorporated.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.               N.A.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                    (ii)   Schedule A - Series of Neuberger &
                           Berman Equity Managers Trust
                           Currently Subject to the Management
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Management Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                            No. 0000898432-95-000314.

              (b)   (i)    Sub-Advisory Agreement Between               N.A.
                           Neuberger & Berman Management
                           Incorporated and Neuberger & Berman
                           with respect to Equity Managers
                           Trust.  Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                    (ii)   Schedule A - Series of Equity                N.A.
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                            No. 0000898432-95-000314.

                   (iii)   Substitution Agreement Among
                           Neuberger & Berman Management
                           Incorporated, Equity Managers Trust,
                           Neuberger & Berman, L.P., and
                           Neuberger & Berman, LLC.
                           Incorporated by Reference to
                           Amendment No. 7 to Registration
                           Statement of Equity Managers Trust,
                           File No. 811-7910, Edgar Accession
                           No. 0000898432-96-000557.

(6)           (a)   (i)    Distribution Agreement Between               N.A.
                           Neuberger & Berman Equity Assets and
                           Neuberger & Berman Management
                           Incorporated with Respect to
                           Neuberger & Berman Socially
                           Responsive Trust.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 1 to Registrant's Registration
                           Statement, File Nos. 33-82568 and
                           811-8106, EDGAR Accession No.
                           0000898432-95-000393.

                    (ii)   Schedule A - Series of Neuberger &           N.A.
                           Berman Equity Assets Currently
                           Subject to the Distribution
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 1 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           EDGAR Accession No. 0000898432-95-000393.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
--------      --------------------------------------------------    ------------

              (b)   (i)    Distribution and Services Agreement          N.A.
                           Between Neuberger & Berman Equity
                           Assets and Neuberger & Berman
                           Management Incorporated With Respect
                           to Other Series.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 5 to Registrant's Registration
                           Statement, File Nos. 33-82568 and
                           811-8106, Edgar Accession No.
                           0000898432-96-000576.

                    (ii)   Schedule A - Series of Neuberger &           N.A.
                           Berman Equity Assets Currently
                           Subject to Distribution and Services
                           Agreement.  Filed Herewith.

(7)           Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(8)           (a)   Custodian Contract Between Neuberger &              N.A.
                    Berman Equity Assets and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, Edgar Accession
                    No. 0000898432-96-000048.

              (b)   Schedule A - Approved Foreign Banking               N.A.
                    Institutions and Securities Depositories
                    Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No.
                    3 to Registrant's Registration Statement,
                    File Nos. 33-82568 and 811-8106, Edgar
                    Accession No. 0000898432-96-000048.

              (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No.0000898432-96-000558.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
--------      --------------------------------------------------    ------------

               (d) Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets and Neuberger & Berman Partners Assets as Portfolios Governed by the Custodian Contract. Filed Herewith.

               (e) Form of Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Genesis Assets as a Portfolio Governed by the Custodian Contract. Filed Herewith.

(9)             (a) (i)   Transfer Agency Agreement Between             N.A.
                          Neuberger & Berman Equity Assets and
                          State Street Bank and Trust Company.
                          Incorporated by Reference to
                          Post-Effective Amendment No. 3 to
                          Registrant's Registration Statement,
                          File Nos. 33-82568 and 811-8106, Edgar
                          Accession No. 0000898432-96-000048.

                    (ii)  Schedule of Compensation under the
                          Transfer Agency Agreement.
                          Incorporated by Reference to
                          Post-Effective Amendment No. 4 to
                          Registrant's Registration Statement,
                          File Nos. 33-82568 and 811-8106, Edgar
                          Accession No. 0000898432-96-000558.

                    (iii)  Agreement Between Neuberger & Berman
                           Equity Assets and State Street Bank
                           and Trust Company Adding Neuberger &
                           Berman Focus Assets, Neuberger &
                           Berman Guardian Assets, Neuberger &
                           Berman Manhattan Assets and Neuberger
                           & Berman Partners Assets as
                           Portfolios Governed by the Transfer
                           Agency Agreement.  Filed Herewith.

                                                                    Sequentially
Exhibit                                                                Numbered
Number                            Description                            Page
--------      --------------------------------------------------    ------------

                    (iv)   Form of Agreement Between Neuberger &
                           Berman Equity Assets and State Street
                           Bank and Trust Company Adding
                           Neuberger & Berman Genesis Assets as
                           a Portfolio Governed by the Transfer
                           Agency Agreement.  Filed Herewith.

              (b)   (i)    Administration Agreement Between             N.A.
                           Neuberger & Berman Equity Assets and
                           Neuberger & Berman Management
                           Incorporated.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration
                           Statement, File Nos. 33-82568 and
                           811-8106, Edgar Accession
                           No. 0000898432-96-000048.

                    (ii)   Schedule A - Series of Neuberger &           N.A.
                           Berman Equity Assets Currently
                          Subject to the Administration
                           Agreement. Filed Herewith.

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           Edgar Accession
                           No. 0000898432-96-000048.

(10)          Opinion and Consent of Kirkpatrick & Lockhart LLP         ____
              on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal
              Year Ended August 31, 1996, File Nos. 33-82568 and
              811-8106, Edgar Accession No. 0000898432-96-000463.

(11)          (a)   Consent of Ernst & Young LLP, Independent           ____
                    Auditors.  Filed Herewith.

              (b)   Consent of Coopers & Lybrand L.L.P.,                ____
                    Independent Accountants.  Filed Herewith.

(12)          Financial Statements Omitted from Prospectus.             N.A.
              None.

(13)          Letter of Investment Intent.  None.                       N.A.

(14)          Prototype Retirement Plan.  None.                         N.A.

(15)          (a)   Plan Pursuant to Rule 12b-1. Incorporated by        N.A.
                     Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement,
                     File Nos. 33-82568 and 811-8106, Edgar
                       Accession No. 0000898432-96-000576.


              (b)   Schedule A - Series of Neuberger & Berman
                     Equity Assets Currently Subject to Plan
                     Pursuant to Rule 12b-1.  Filed Herewith.

(16)          Schedule of Computation of Performance Quotations.        N.A.
              None.

(17)          Financial Data Schedule. Filed Herewith.                  ____

(18)          Plan Pursuant to Rule 18f-3.  None.                       N.A.